                                                             SEMI-ANNUAL REPORT

                                                           RSI RETIREMENT TRUST

                                  [photo]

                                                               Core Equity Fund
                                                              Value Equity Fund
                                                    Emerging Growth Equity Fund
                                                      International Equity Fund
                                                     Actively Managed Bond Fund
                                                    Intermediate-Term Bond Fund
                                                     Short-Term Investment Fund


                                                            MARCH 31, 2002



                                                                [logo]

                                                            Broker/Dealer:
                                                          RETIREMENT SYSTEM
                                                          Distributors Inc.

                                                         317 Madison Avenue
                                                       New York, NY  10017-5201
                                                             800-772-3615

                                                           www.rsgroup.com

TABLE OF CONTENTS
------------------------------------------------------

President's Message..............................    1
Investment Review................................    3
Combined Financial Statements....................    8
    Financial Statements of Investment Funds.....   10
    Core Equity Fund.............................   10
    Value Equity Fund............................   14
    Emerging Growth Equity Fund..................   18
    International Equity Fund....................   22
    Actively Managed Bond Fund...................   28
    Intermediate-Term Bond Fund..................   35
    Short-Term Investment Fund...................   41
Notes to Financial Statements....................   45
Officers, Consultants, Investment Managers,
  Custodian, Distributor, Transfer Agent,
  Independent Auditors, Counsel..................   61
Board of Trustees................................   62

[LOGO]
is a registered trademark of Retirement System Group Inc.

This Semi-Annual Report is unaudited.

THE INFORMATION CONTAINED HEREIN SHALL NOT BE CONSTRUED TO BE OR CONSTITUTE AN OFFER OR SOLICITATION OF AN OFFER TO BUY UNITS IN THE RSI RETIREMENT TRUST. SALES OF UNITS IN THE TRUST MAY BE MADE ONLY IN THOSE STATES WHERE SUCH UNITS ARE EXEMPT FROM REGISTRATION OR HAVE BEEN QUALIFIED FOR SALE. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT NET ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

PRESIDENT'S MESSAGE
                 To Our Unitholders:

                 The final eighteen years of the twentieth century were as close to nirvana as investors planning for retirement could envision. Other than a few short downturns, this was a period characterized by high returns in both the stock and bond markets, accompanied by relatively low inflation. It seemed to be easy to create wealth just by investing regularly in these markets as the "new economy" took off in the 1990's. Established defined benefit pension plans rarely required contributions from their plan sponsors because investment returns alone were enough to keep plan funding on track. The popularity of 401(k) pension plans exploded across the country and became the retirement plan of choice for an ever-increasing number of companies. Employees became investors and regularly achieved double-digit annual returns. Financial projections, based upon assumptions seemingly reasonable at the time, led many of these investors to confidently believe that they would someday retire in grand style.

                     As investors now grudgingly face reality, many individuals acknowledge the painful lessons they have learned during the last two years. They have been reminded that there will certainly be periods when the value of investments drops and, furthermore, these periods will often last longer than originally expected. During such times, the consequences of a lack of portfolio diversification across major asset classes and among a number of distinct types of investments becomes glaringly apparent.

                     Economically, what has happened so far in the very young
                 21st century? A major financial downturn began at a time when a combination of economic factors was battering economies around the globe and, over time, the situation slowly worsened. Technology and Internet bubbles were created by unreasonable faith placed in companies that had little chance of fulfilling expectations. Light was shed upon dubious accounting practices that were routinely used to inflate earnings, sanitize losses and bury liabilities while boards of directors passively looked on. These and other excesses subtly accumulated in the growing economy, adding weight and preventing a quick recovery from the eventual downturn. Then, the deteriorating economy was hit hard by the unprecedented terrorist attacks on our homeland and, for the first time since the end of the Vietnam War, the United States became involved in what is sure to be an extended war effort. Government officials now indicate that more attacks are probable, as terrorist organizations continue to plot against us, leaving the financial markets hypersensitive to any negative news.

                     Most financial markets tend to react negatively during
                 times of uncertainty and fear. Looking back, we can say that circumstances now appear to be much better than they were just six months ago. Indeed, the trend is positive and conditions are, perhaps, better than expected as evidenced by a variety of data: the housing market remains strong; unemployment appears to be stabilizing; the Federal Reserve is unlikely to raise interest rates in the near future; additional tax cuts are probable; the federal government has increased spending and, finally, overseas markets are responding well. Rising energy prices could prove to be a drag on the economy but, overall, the economic situation is improving and the markets should follow the trend.

                     For the economy, the worst is probably over although we may have some tough work ahead before the financial markets reflect the improving conditions. It may be awhile before the on-going revelations about faulty accounting practices are completely addressed and fade into the background. It may be longer still before our concerns are over about terrorism or war itself.

                     In the meantime, RSI Retirement Trust ("the Trust") will
                 continue to adhere to its Statement of Investment Objectives and Guidelines ("the Statement") as it has proved its merit in the past. The Statement provides the Board of Trustees with a carefully considered and detailed plan for effectively supervising and monitoring the investment of retirement assets for investors in the Trust. Under the Statement, the Trustees:

                     - Establish funding policies and investment programs for the investments of qualified defined benefit and defined contribution pension plans,

                     - Provide full asset allocation services to defined benefit plans with regular rebalancing, where the Trust has investment discretion,

                     - Maintain a structure that includes a number of different investment management styles that, in aggregate, allow for sufficient diversification and produce above-average return over time,

                     - Establish criteria for each investment portfolio that controls the level of risk assumed in the portfolio and ensures that assets are managed in accordance with stated objectives,

                     - Encourage effective communication between the Trust's investment managers and the Trustees,

                     - Establish criteria to monitor and evaluate the performance results achieved by the Trust's investment managers.

                     The complete Statement of Objectives and Guidelines is
                 available to any investor in RSI Retirement Trust, upon request. Please feel free to call me at (212) 503-0101 if you would like a copy or if you have questions about this Semi-Annual Report or any other aspect of the Trust. I thank our unitholders and appreciate your confidence and support.

                                               /s/ William Dannecker
                                               William Dannecker
                                               President & Trustee
                                               May 15, 2002

INVESTMENT REVIEW

                 EQUITY

                 CORE EQUITY FUND

                 The Core Equity Fund returned 9.23% for the six-months ended March 31, 2002, compared to the 10.24% return of the Lipper Large-Cap Core Funds Average, its performance benchmark. For the one-year period ended March 31, 2002, the Core Equity Fund was down 4.13%, while the Lipper benchmark declined 1.90% for the same period. Over the longer term (10 and 15 years ended March 31, 2002), the Fund reflected annualized returns of 11.84% and 10.69% respectively, and compared favorably versus its benchmark results of 10.97% and 10.47% per annum for both periods.

                 VALUE EQUITY FUND

                 The Value Equity Fund returned 11.61% for the fiscal year-to-date ended March 31, 2002, and nicely outperformed the 10.83% return of its performance benchmark, the Lipper Large-Cap Value Funds Average. For the one-year period ended March 31, 2002, Value Equity returned -0.98%, underperforming the Lipper benchmark's return of 1.39%.

                 For the five-years ended March 31, 2002, the Value Equity Fund recorded an annualized return of 14.07% compared to the 8.88% annualized return of its benchmark. This performance placed it in the top 7% (10th out of 164 funds) of its Lipper grouping. (It should be noted that Retirement System Investors commenced managing the Fund on April 1, 1995, or seven-years ended
                 March 31, 2002. For this period, the Fund's annualized return was 17.18%, substantially outperforming its Lipper benchmark, which reflected an annual return of 12.70%.) For the longer time periods, the Fund also outperformed its Lipper benchmark. For the ten- and fifteen-years ended March 31, 2002, the Fund, with annualized returns of 14.36% and 11.63% respectively, compared favorably with the Lipper Large-Cap Value Funds Average of 12.10% and 11.10% per annum, respectively, for these two periods.

                 EMERGING GROWTH EQUITY FUND

                 The Emerging Growth Equity Fund returned 11.38% for the six-months ended March 31, 2002, and underperformed its benchmark, the Lipper Small-Cap Growth Funds Average, which returned 20.35%. For the one-year period ended March 31, 2002, the Fund reflected a 0.80% return versus its Lipper benchmark return of 6.60% for this period. The Fund reflected an annualized return of 12.48% for the ten-year period ended
                 March 31, 2002, compared to the 10.53% return of its benchmark. For this ten-year period, the Fund ranked in the top 22% of its Lipper grouping (8th out of 37 funds). Longer term, fifteen-years ended March 31, 2002, the Emerging Growth Equity Fund achieved an annual return of 10.89%, surpassing the benchmark's annual return of 10.42% and ranked in the top 40% of the Lipper Small-Cap Growth Funds Grouping (6th out of 15 funds).

INTERNATIONAL EQUITY FUND

The International Fund's return for the six-months ended March 31, 2002, was 7.07%, while the Lipper International Funds Average, the Fund's performance benchmark, returned 9.72%. For the one-year period ended March 31, 2002, the Fund returned -7.84% and trailed its Lipper benchmark's return of -7.48%. For the longer time periods (five-, ten- and fifteen-years ended March 31, 2002), the Fund underperformed its Lipper benchmark.

FIXED-INCOME

INTERMEDIATE-TERM BOND FUND

For the six-months ended March 31, 2002, the Intermediate-Term Bond Fund returned 0.67%, outperforming the -0.18% return of its benchmark, the Lipper Short-Intermediate (one- to five-years maturity) U.S. Government Bond Funds Average. For the one-year period ended March 31, 2002, the Fund returned 4.70% and outperformed its benchmark return of 4.68%. For the five-year period ended March 31, 2002, the Fund returned 6.31% per year, while the benchmark achieved a 6.01% annualized return. For this period, the Fund ranked in the top 27% of Lipper grouping (17th out of 64 funds). For the longer time periods (ten- and fifteen-years ended March 31, 2002), the Fund reflected annualized returns of 6.16% and 6.90% respectively, and compared favorably with the 6.02% and 6.80% returns of the Lipper Short-Intermediate (one- to five-years maturity) U.S. Government Bond Funds Average for these periods.

The Intermediate-Term Bond Fund continues to emphasize quality of holdings, with over 95% in U.S. Government and other AAA-rated securities. At March 31, 2002, the average maturity and average duration of all portfolio holdings was 3.4 years and 2.2 years, respectively, versus 3.3 years and 2.3 years, respectively, at the start of fiscal year 2002.

ACTIVELY MANAGED BOND FUND

The Actively Managed Bond Fund returned 0.35% for the six-months ended
March 31, 2002, and outperformed its benchmark, the Lipper U.S. Government Bond Funds Average, which returned -1.00% for the period. For the one-year period ended March 31, 2002, the Fund returned 6.03%, while its benchmark returned 3.78%. For this period, the Fund ranked in the top 4% in its Lipper grouping (6th out of 170 funds). With an annualized return of 7.77% for the five-years ended March 31, 2002, the Fund outpaced the benchmark, which returned 6.55%. This performance put the Fund in the top 8% of its Lipper grouping (9th out of 125 funds). For the longer term periods (10- and 15-years ended March 31, 2002), the Fund reflected annualized returns of 7.37% and 7.53%, respectively, versus the benchmark annual returns of 6.43% and 6.81%. For both periods, the Fund achieved first quartile rankings in its Lipper grouping (6th out of 49 funds for ten years and 4th out of 29 funds for fifteen years).

The Fund continues to emphasize quality of holdings, with more than 90% in U.S. Government and other AAA-rated securities. At March 31, 2002, the average maturity and average duration of portfolio holdings was 7.9 years and 5.5 years, respectively, compared to 8.5 years and 6.1 years, respectively, at the start of fiscal year 2002.

SHORT-TERM INVESTMENT FUND

For the six-months ended March 31, 2002, the Short-Term Investment Fund posted a return of 0.62%, versus the 0.74% return of the Lipper Money Market Funds Average (a representative benchmark although the Short-Term Investment Fund is not a money market fund). For the one-year ended March 31, 2002, the Fund returned 2.64%, which compared favorably with the return of the Lipper benchmark of 2.46%. The Fund achieved a 4.70% annual return for the five-year period ended March 31, 2002, which compared favorably with the 4.54% return of its Lipper benchmark. For the fifteen-years ended March 31, 2002, the Fund produced an annual return of 5.22%, matching the return of the Lipper benchmark.

The Short-Term Investment Fund continues to emphasize quality of holdings, with 68.4% in U.S. Government securities, 8.1% in A1/P1 rated or better commercial paper, and 23.5% in AA-rated and A-rated securities. The average maturity of portfolio holdings at the start of fiscal year 2002, was 164 days trending upward to 292 days at December 31, 2001 and declining to 286 days at March 31, 2002.

                                          EQUITY FUNDS
                                  NET INVESTMENT PERFORMANCE(1)
                                FOR PERIODS ENDED MARCH 31, 2002
                 ---------------------------------------------------------------

                                                                                 Annualized
                                                                   ---------------------------------------
                                               6 Months   1 Year   3 Years   5 Years   10 Years   15 Years
                                               --------   ------   -------   -------   --------   --------
                        CORE EQUITY FUND         9.23%    (4.13)%  (4.57)%    7.66%     11.84%     10.69%
                        Lipper Large-Cap Core
                         Funds Average(2)       10.24     (1.90)   (2.92)     7.99      10.97      10.47
                        VALUE EQUITY FUND       11.61     (0.98)    6.81     14.07      14.36      11.63
                        Lipper Large-Cap
                         Value Funds
                         Average(2)             10.83      1.39     2.52      8.88      12.10      11.10
                        EMERGING GROWTH
                         EQUITY FUND            11.38      0.80     8.03      6.32      12.48      10.89
                        Lipper Small-Cap
                         Growth Funds
                         Average(2)             20.35      6.60     8.55     10.27      10.53      10.42
                        INTERNATIONAL EQUITY
                         FUND(3)                 7.07     (7.84)   (2.87)     1.09       5.87       4.60
                        Lipper International
                         Equity Funds
                         Average(3)              9.72     (7.48)   (2.60)     1.97       6.53       6.27

                 1.  All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  Lipper Inc. (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual
                     funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 3. The International Equity Fund was started on May 1, 1984. The inception date for all other funds was January 1, 1983.
                 ---------------------------------------------------------------

                                       FIXED-INCOME FUNDS*
                                  NET INVESTMENT PERFORMANCE(1)
                                FOR PERIODS ENDED MARCH 31, 2002
                 ---------------------------------------------------------------

                                                                                 Annualized
                                                                   ---------------------------------------
                                               6 Months   1 Year   3 Years   5 Years   10 Years   15 Years
                                               --------   ------   -------   -------   --------   --------
                        ACTIVELY MANAGED BOND
                         FUND                    0.35%    6.03%     6.31%     7.77%     7.37%      7.53%
                        Lipper U.S.
                         Government Bond
                         Funds Average(2)       (1.00)    3.78      5.24      6.55      6.43       6.81
                        INTERMEDIATE-TERM
                         BOND FUND               0.67     4.70      5.75      6.31      6.16       6.90
                        Lipper Short-
                         Intermediate
                         (1 to 5 year
                         maturity) U.S.
                         Government Funds
                         Average(2)             (0.18)    4.68      5.48      6.01      6.02       6.80
                        SHORT-TERM INVESTMENT
                         FUND                    0.62     2.64      4.50      4.70      4.26       5.22
                        Lipper Money Market
                         Funds Average(2)        0.74     2.46      4.29      4.54      4.34       5.22

                 * The inception date for all fixed-income funds was January 1, 1983.

                 1.  All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  Lipper Inc. (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual
                     funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS
             RSI RETIREMENT TRUST
                 Combined Statement of Assets and Liabilities     March 31, 2002
                 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $470,904,350)--Note 2(A)                                 $553,413,972
                          Collateral received for securities on
                          loan--Note 4                                               15,906,642
                          Receivable for investments sold                             1,900,631
                          Dividends and interest receivable                           1,873,497
                          Unrealized appreciation on forward currency
                          contracts--Note 6                                              12,882
                          Other assets                                                  115,761
                                                                                   ------------
                                                                                    573,223,385
                        LIABILITIES:
                          Payable for investments purchased            $2,371,503
                          Payable upon return of securities on
                          loan--Note 4                                 15,906,642
                          Payable for investment managers                 221,146
                          Unrealized depreciation on forward currency
                          contracts--Note 6                                10,312
                          Accrued expenses and other payables             506,184    19,015,787
                                                                       ----------  ------------
                        NET ASSETS--Note 5                                         $554,207,598
                                                                                   ============

                 Combined Statement of Operations Six Months Ended March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends (net of foreign withholding tax
                            of $139,494)                               $2,071,705
                            Interest                                    5,627,306
                            Securities lending                             42,101
                                                                       ----------
                               Total Income                                        $ 7,741,112
                          Expenses:
                            Investment managers' fees--Note 3(A)        1,536,363
                            Shareholder servicing fees and
                            expenses--Note 3(B)                         1,281,923
                            Custodian fees and expenses                    80,555
                            Legal and Auditing fees                        77,826
                            Consultant fees                                51,715
                            Trustees' fees and expenses--Note 3(C)        174,481
                            Printing and Postage                           56,919
                            Insurance                                      35,278
                            Other                                         133,372
                                                                       ----------
                               Total Expenses                           3,428,432
                               Less fees paid indirectly--Note 4          (14,267)
                               Less expense reimbursement--Note 3(A)      (75,067)
                                                                       ----------
                               Net Expenses                                          3,339,098
                                                                                   -----------
                        INVESTMENT INCOME--NET                                       4,402,014
                        REALIZED AND UNREALIZED GAIN (LOSS) ON
                          INVESTMENTS AND FOREIGN
                          CURRENCIES--Note 4:
                          Net realized gain (loss) on:
                            Investments                                (9,452,762)
                            Foreign currency transactions                 135,725
                                                                       ----------
                                                                       (9,317,037)
                                                                       ----------
                          Net increase (decrease) in unrealized
                          appreciation (depreciation) on:
                            Investments                                38,948,900
                            Foreign currency translations of other
                            assets and liabilities                         (6,556)
                                                                       ----------
                                                                       38,942,344
                                                                       ----------
                        NET REALIZED AND UNREALIZED GAIN ON
                          INVESTMENTS AND FOREIGN CURRENCIES                        29,625,307
                                                                                   -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM
                          OPERATIONS                                               $34,027,321
                                                                                   ===========

                   See Notes to Financial Statements

                 Combined Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                               ENDED 3/31/2002    YEAR ENDED
                                                                                 (UNAUDITED)       9/30/2001
                                                                               ---------------   -------------
                        OPERATIONS:
                          Investment income--net                                $  4,402,014     $  14,490,914
                          Net realized (loss)                                     (9,317,037)       (7,069,789)
                          Net increase (decrease) in unrealized appreciation
                          (depreciation)                                          38,942,344      (115,591,316)
                                                                                ------------     -------------
                          Net increase (decrease) in net assets resulting
                          from operations                                         34,027,321      (108,170,191)
                                                                                ------------     -------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                     25,398,897       123,054,979
                          Value of units redeemed                                (39,272,691)     (150,566,312)
                                                                                ------------     -------------
                          Net (decrease) in net assets resulting from capital
                          transactions                                           (13,873,794)      (27,511,333)
                                                                                ------------     -------------
                          Net increase (decrease)                                 20,153,527      (135,681,524)
                        NET ASSETS at beginning of period                        534,054,071       669,735,595
                                                                                ------------     -------------
                        NET ASSETS at end of period                             $554,207,598     $ 534,054,071
                                                                                ============     =============

                   See Notes to Financial Statements

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
             CORE EQUITY FUND
                 Statement of Investments
                 March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
COMMON STOCKS       (98.0%)
             BEVERAGES & TOBACCO        (1.4%)
    23,000   Anheuser-Busch
               Cos., Inc.                      $  1,200,600
    21,000   PepsiCo, Inc.                        1,081,500
                                               ------------
                                                  2,282,100
                                               ------------
             BROADCASTING &
               PUBLISHING               (0.0%)
     3,000   AOL Time Warner, Inc.*                  70,950
                                               ------------
             BUILDING PRODUCTS          (0.2%)
    91,500   Armstrong
               Holdings, Inc.*                      285,480
                                               ------------
             COMPUTER SOFTWARE &
               PERIPHERALS              (0.8%)
     6,200   Check Point Software
               Technologies Ltd.*                   188,356
    41,875   Computer Associates
               International, Inc.                  916,643
     8,969   McDATA Corp.*                          106,014
     1,000   VERITAS Software Corp.*                 43,810
                                               ------------
                                                  1,254,823
                                               ------------
             COMPUTER SYSTEMS           (6.6%)
   243,700   EMC Corp.*                           2,904,904
    73,000   International Business
               Machines Corp.                     7,592,000
    11,300   Sun Microsystems, Inc.*                 99,666
                                               ------------
                                                 10,596,570
                                               ------------
             CONSUMER GOODS &
               SERVICES                 (0.3%)
     8,000   Kimberly-Clark Corp.                   517,200
                                               ------------
             DIVERSIFIED                (7.3%)
   139,589   Honeywell
               International, Inc.                5,342,071
   143,300   Tyco International Ltd.              4,631,456
    25,000   United Technologies Corp.            1,855,000
                                               ------------
                                                 11,828,527
                                               ------------
             DRUGS, HEALTH CARE &
               PHARMACEUTICALS          (16.3%)
    14,000   Amgen, Inc.*                           835,520
     9,500   Elan Corp. Plc--
               Sponsored ADR*                       132,145
   186,300   Johnson & Johnson                   12,100,185
    81,771   Merck & Co., Inc.                    4,708,374

  SHARES                                          VALUE
  ------                                          -----
   212,400   Pfizer, Inc.                      $  8,440,776
                                               ------------
                                                 26,217,000
                                               ------------
             ELECTRONICS & ELECTRICAL   (10.5%)
     6,500   Cypress Semiconductor
               Corp.*                               149,500
   125,800   Emerson Electric Co.                 7,219,662
   262,600   Intel Corp.                          7,985,666
     6,515   Maxim Integrated
               Products, Inc.*                      363,211
     1,000   NVIDIA Corp.*                           44,380
    36,750   Texas Instruments, Inc.              1,216,425
                                               ------------
                                                 16,978,844
                                               ------------
             ENERGY                     (14.3%)
    89,458   BP Plc--Sponsored ADR                4,750,220
    87,626   ChevronTexaco Corp.                  7,909,999
    97,000   Exxon Mobil Corp.                    4,251,510
   114,081   Royal Dutch Petroleum Co.            6,196,880
                                               ------------
                                                 23,108,609
                                               ------------
             FINANCIAL SERVICES         (18.2%)
   115,726   American International
               Group, Inc.                        8,348,474
    45,683   Bank of America Corp.                3,107,358
    11,000   BISYS Group, Inc.*                     387,750
   180,377   Citigroup, Inc.                      8,932,268
    62,210   Fannie Mae                           4,969,335
   104,064   J.P. Morgan Chase & Co.              3,709,882
                                               ------------
                                                 29,455,067
                                               ------------
             FOOD PRODUCTS & SERVICES   (3.1%)
   110,200   Safeway, Inc.*                       4,961,204
                                               ------------
             MACHINERY & ENGINEERING    (2.8%)
    89,926   Ingersoll-Rand Co. Ltd.              4,498,099
                                               ------------
             METALS & MINING            (0.3%)
    11,224   Alcoa, Inc.                            423,594
                                               ------------
             NETWORKING &
               TELECOMMUNICATIONS
               EQUIPMENT                (4.2%)
   219,600   Cisco Systems, Inc.*                 3,715,631
    46,500   Corning, Inc.                          354,330
     1,500   L-3 Communications
               Holdings, Inc.*                      168,000
    41,150   Motorola, Inc.                         584,330
    89,750   Nortel Networks Corp.                  402,978

See Notes to Financial Statements      10

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                            VALUE
------                                            -----
    42,170   QUALCOMM, Inc.*                   $  1,586,014
                                               ------------
                                                  6,811,283
                                               ------------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES    (4.0%)
    47,300   Apache Corp.                         2,690,424
    82,905   Halliburton Co.                      1,415,188
    39,000   Schlumberger Ltd.                    2,293,980
                                               ------------
                                                  6,399,592
                                               ------------
             PRINTING & PUBLISHING      (0.3%)
     6,800   McGraw-Hill Cos., Inc.                 464,100
                                               ------------
             RETAIL                     (0.9%)
    17,934   Costco Wholesale Corp.*                713,594
     5,500   Home Depot, Inc.                       267,355
    10,400   Tiffany & Co.                          369,720
       500   Wal-Mart Stores, Inc.                   30,645
                                               ------------
                                                  1,381,314
                                               ------------
             TELECOMMUNICATIONS         (2.8%)
   155,364   Lucent
               Technologies, Inc.                   734,872
    47,000   SBC Communications, Inc.             1,759,680
    43,000   Verizon
               Communications, Inc.               1,962,950
     3,000   Vodafone Group
               Plc--Sponsored ADR                    55,290
                                               ------------
                                                  4,512,792
                                               ------------

             TRANSPORTATION & SHIPPING  (1.1%)
SHARES                                            VALUE
------                                            -----
    31,000   FedEx Corp.*                      $  1,801,100
                                               ------------
             UTILITIES                  (2.6%)
     7,000   Duke Energy Corp.                      264,600
    87,500   El Paso Corp.                        3,852,625
                                               ------------
                                                  4,117,225
                                               ------------
Total Common Stocks (Cost $88,248,004)         $157,965,473
                                               ------------

PRINCIPAL
  AMOUNT
  ------
SHORT-TERM INVESTMENT
             REPURCHASE AGREEMENT         (2.1%)
$3,377,848   Bear Stearns &
               Co., Inc., 1.85%, Dated
               3/28/02, Due 4/1/02,
               Repurchase price
               $3,378,542,
               Collateralized by
               various U.S. Government
               securities                        $  3,377,848
                                                 ------------
Total Short-Term Investment--
 Repurchase Agreement
 (Cost $3,377,848)                               $  3,377,848
                                                 ------------
Total Investments (Cost $91,625,852)     100.1%  $161,343,321
Liabilities in excess of other assets     (0.1)%     (102,640)
                                        ------   ------------
Net Assets                               100.0%  $161,240,681
                                        ======   ============

* Denotes non-income producing security.

See Notes to Financial Statements      11

                 Statement of Assets and Liabilities  March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $91,625,852)--Note 2(A)                                $161,343,321
                          Collateral received for securities on
                          loan--Note 4                                              2,441,347
                          Dividends and interest receivable                            72,525
                          Other assets                                                 17,601
                                                                                 ------------
                                                                                  163,874,794
                        LIABILITIES:
                          Payable for investments purchased            $ 38,100
                          Payable upon return of securities on
                          loan--Note 4                                 2,441,347
                          Payable to investment manager                  66,795
                          Accrued expenses                               87,871     2,634,113
                                                                       --------  ------------
                        NET ASSETS at value, applicable to 1,840,724
                          outstanding units of beneficial
                          interest--Note 5                                       $161,240,681
                                                                                 ============
                        NET ASSET VALUE offering and redemption price
                          per unit ($161,240,681 divided by 1,840,724
                          units)                                                 $      87.60
                                                                                 ============

                 Statement of Operations         Six Months Ended March 31, 2002
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                  $1,049,735
                            Interest                                       84,180
                            Securities lending                              4,136
                                                                       ----------
                               Total Income                                        $ 1,138,051
                          Expenses:
                            Investment manager's fees--Note 3(A)          425,485
                            Shareholder servicing fees and
                            expenses--Note 3(B)                           314,141
                            Custodian fees and expenses                    14,843
                            Legal and Auditing fees                        11,459
                            Consultant fees                                 7,355
                            Trustees' fees and expenses--Note 3(C)         21,810
                            Printing and Postage                            8,093
                            Insurance                                       9,713
                            Other                                          16,289
                                                                       ----------
                               Total Expenses                                          829,188
                                                                                   -----------
                        INVESTMENT INCOME--NET                                         308,863
                        REALIZED AND UNREALIZED GAIN (LOSS) ON
                          INVESTMENTS--NOTE 4:
                          Net realized (loss) on investments:            (849,803)
                          Net increase in unrealized appreciation on
                          investments:                                 14,598,807
                                                                       ----------
                        NET REALIZED AND UNREALIZED GAIN                            13,749,004
                                                                                   -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM
                          OPERATIONS                                               $14,057,867
                                                                                   ===========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               3/31/2002      YEAR ENDED
                                                                              (UNAUDITED)     9/30/2001
                                                                              ------------   ------------
                        OPERATIONS:
                          Investment income--net                              $   308,863    $  1,054,094
                          Net realized gain (loss)                               (849,803)      6,119,783
                          Net increase (decrease) unrealized appreciation
                          (depreciation)                                       14,598,807     (73,694,238)
                                                                              ------------   ------------
                          Net increase (decrease) in net assets resulting
                          from operations                                      14,057,867     (66,520,361)
                                                                              ------------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                   6,488,942      42,935,347
                          Value of units redeemed                             (11,990,394)    (24,421,808)
                                                                              ------------   ------------
                          Net increase (decrease) in net assets resulting
                          from capital transactions                            (5,501,452)     18,513,539
                                                                              ------------   ------------
                          Net increase (decrease)                               8,556,415     (48,006,822)
                        NET ASSETS at beginning of period                     152,684,266     200,691,088
                                                                              ------------   ------------
                        NET ASSETS at end of period                           $161,240,681   $152,684,266
                                                                              ============   ============

                   See Notes to Financial Statements

VALUE EQUITY FUND
Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
COMMON STOCKS                  (97.3)%
             AEROSPACE & DEFENSE        (4.0)%
    10,000   Boeing Co.                        $   482,500
    27,700   General Dynamics Corp.              2,602,415
     1,500   Northrop Grumman Corp.                169,575
                                               -----------
                                                 3,254,490
                                               -----------
             AUTO PARTS & SUPPLIES      (0.3)%
     6,000   Lear Corp.*                           285,600
                                               -----------
             AUTOMOTIVE                 (1.0)%
    47,900   Ford Motor Co.                        789,871
                                               -----------
             BEVERAGES & TOBACCO        (3.6)%
    56,000   Philip Morris Cos., Inc.            2,949,520
                                               -----------
             CHEMICALS                  (0.9)%
    12,300   Praxair, Inc.                         735,540
                                               -----------
             COMPUTER SERVICES          (1.1)%
    15,000   Electronic Data Systems
               Corp.                               869,850
                                               -----------
             COMPUTER SOFTWARE &
               PERIPHERALS              (0.6)%
    15,000   Check Point Software
               Technologies Ltd.*                  455,700
                                               -----------
             COMPUTER SYSTEMS           (1.7)%
    13,000   International Business
               Machines Corp.                    1,352,000
                                               -----------
             CONSUMER GOODS & SERVICES  (4.8)%
    22,500   Clorox Co.                            981,675
    28,500   Kimberly-Clark Corp.                1,842,525
    12,500   Procter & Gamble Co.                1,126,125
                                               -----------
                                                 3,950,325
                                               -----------
             DIVERSIFIED                (5.0)%
    20,000   Cendant Corp.*                        384,000
    36,461   Honeywell
               International, Inc.               1,395,362
    31,000   United Technologies Corp.           2,300,200
                                               -----------
                                                 4,079,562
                                               -----------
             DRUGS, HEALTH CARE &
               PHARMACEUTICALS          (5.8)%
     7,200   Barr Laboratories, Inc.*              473,904
    38,700   Bristol Myers Squibb Co.            1,566,963
    32,000   HEALTHSOUTH Corp.*                    459,200
    20,200   Johnson & Johnson                   1,311,990
    16,000   Merck & Co., Inc.                     921,280
                                               -----------
                                                 4,733,337
                                               -----------
  SHARES                                          VALUE
  ------                                          -----
             ELECTRONICS & ELECTRICAL   (1.0)%
    14,400   Emerson Electric Co.              $   826,416
                                               -----------
             ENERGY                     (7.1)%
    10,502   BP Plc--Sponsored ADR                 557,656
    16,597   ChevronTexaco Corp.                 1,498,211
    73,028   Exxon Mobil Corp.                   3,200,818
    10,000   Royal Dutch Petroleum Co.             543,200
                                               -----------
                                                 5,799,885
                                               -----------
             FINANCIAL SERVICES         (28.2)%
    45,000   American Express Co.                1,843,200
    18,180   American International
               Group, Inc.                       1,311,505
    28,000   Bank of America Corp.               1,904,560
    23,000   Bank of New York
               Co., Inc.                           966,460
    43,000   Bank One Corp.                      1,796,540
    66,556   Citigroup, Inc.                     3,295,853
    15,900   Fannie Mae                          1,270,092
    18,000   FleetBoston Financial
               Corp.                               630,000
    12,500   Hartford Financial
               Services Group, Inc.                851,500
    73,000   J.P. Morgan Chase & Co.             2,602,450
    13,500   Lehman Brothers
               Holding, Inc.                       872,640
    39,900   Morgan Stanley Dean
               Witter & Co.                      2,286,669
    27,000   SouthTrust Corp.                      712,530
    36,200   Washington Mutual, Inc.             1,199,306
    31,500   Wells Fargo & Co.                   1,556,100
                                               -----------
                                                23,099,405
                                               -----------
             FOOD PRODUCTS & SERVICES   (1.3)%
    24,000   Safeway, Inc.*                      1,080,480
                                               -----------
             METALS & MINING            (3.0)%
    64,976   Alcoa, Inc.                         2,452,194
                                               -----------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES    (5.0)%
    37,400   Apache Corp.                        2,127,312
    22,000   ENSCO
               International, Inc.                 663,080
    20,200   GlobalSantaFe Corp.                   660,540
    36,595   Halliburton Co.                       624,677
                                               -----------
                                                 4,075,609
                                               -----------
             PRINTING & PUBLISHING      (4.0)%
     7,700   Gannett Co., Inc.                     585,970
    39,600   McGraw-Hill Cos., Inc.              2,702,700
                                               -----------
                                                 3,288,670
                                               -----------
             REAL ESTATE INVESTMENT
               TRUST                    (0.5)%
    35,500   Host Marriott Corp.                   424,225
                                               -----------

See Notes to Financial Statements      14

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
             RETAIL                     (1.1)%
    46,000   Staples, Inc.*                    $   916,780
                                               -----------
             TELECOMMUNICATIONS         (6.4)%
    10,000   Amdocs Ltd.*                          266,500
    41,300   SBC Communications, Inc.            1,546,272
    21,000   Telefonos de Mexico SA de
               CV--Sponsored ADR                   848,190
    56,566   Verizon
               Communications, Inc.              2,582,238
                                               -----------
                                                 5,243,200
                                               -----------
             TRANSPORTATION & SHIPPING  (2.8)%
    39,900   FedEx Corp.*                        2,318,190
                                               -----------
             UTILITIES                  (7.0)%
    47,900   Duke Energy Corp.                   1,810,620
    40,000   El Paso Corp.                       1,761,200
    17,500   Exelon Corp.                          926,975
    11,250   TXU Corp.                             613,238
    21,100   TXU Corp.--Convertible
               Preferred                           605,148
                                               -----------
                                                 5,717,181
                                               -----------
  SHARES                                          VALUE
  ------                                          -----
             WASTE MANAGEMENT           (1.1)%
    32,000   Waste Management, Inc.            $   872,000
                                               -----------
Total Common Stocks (Cost $68,167,260)         $79,570,030
                                               -----------
PRINCIPAL
AMOUNT
------
SHORT-TERM INVESTMENT
             REPURCHASE AGREEMENT       (3.0)%
$2,422,157   Bear Stearns &
               Co., Inc., 1.85%, Dated
               3/28/02, Due 4/1/02,
               Repurchase price
               $2,422,655,
               Collateralized by
               various U.S. Government
               securities                      $ 2,422,157
                                               -----------
Total Short-Term Investment--Repurchase
Agreement
 (Cost $2,422,157)
                                               $ 2,422,157
                                               -----------

Total Investments (Cost
$70,589,417)                           100.3%  $81,992,187
Liabilities in excess of other
assets                                  (0.3)%    (210,059)
                                      ------   -----------
Net Assets                             100.0%  $81,782,128
                                      ======   ===========

* Denotes non-income producing security.

See Notes to Financial Statements      15

                 Statement of Assets and Liabilities  March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $70,589,417)--Note 2(A)                                            $81,992,187
                          Collateral received for securities on loan--Note 4                   2,490,122
                          Receivable for investments sold                                        673,467
                          Dividends and interest receivable                                       91,095
                          Other assets                                                            22,484
                                                                                             -----------
                                                                                              85,269,355
                        LIABILITIES:
                          Payable for investments purchased                       $ 888,396
                          Payable upon return of securities on loan--Note 4       2,490,122
                          Payable to investment manager                              39,121
                          Accrued expenses                                           69,588    3,487,227
                                                                                  ---------  -----------
                        NET ASSETS at value, applicable to 946,040 outstanding
                          units of beneficial interest--Note 5                               $81,782,128
                                                                                             ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($81,782,128 divided by 946,040 units)                             $     86.45
                                                                                             ===========

                 Statement of Operations         Six Months Ended March 31, 2002
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                             $  740,258
                            Interest                                                  31,982
                            Securities lending                                         5,090
                                                                                  ----------
                               Total Income                                                   $   777,330
                          Expenses:
                            Investment manager's fees--Note 3(A)                     221,195
                            Shareholder servicing fees and expenses--Note 3(B)       192,549
                            Custodian fees and expenses                                7,905
                            Legal and Auditing fees                                   10,253
                            Consultant fees                                            7,478
                            Trustees' fees and expenses--Note 3(C)                    21,810
                            Printing and Postage                                       8,228
                            Insurance                                                  5,302
                            Other                                                     16,595
                                                                                  ----------
                               Total Expenses                                        491,315
                               Less fees paid indirectly--Note 4                      (7,717)
                                                                                  ----------
                               Net Expenses                                                       483,598
                                                                                              -----------
                        INVESTMENT INCOME--NET                                                    293,732
                        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE
                          4:
                          Net realized (loss) on investments:                     (2,383,415)
                          Net increase in unrealized appreciation on
                          investments:                                            10,690,026
                                                                                  ----------
                        NET REALIZED AND UNREALIZED GAIN                                        8,306,611
                                                                                              -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 8,600,343
                                                                                              ===========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                            SIX MONTHS
                                                                               ENDED
                                                                             3/31/2002    YEAR ENDED
                                                                            (UNAUDITED)   9/30/2001
                                                                            -----------  ------------
                        OPERATIONS:
                          Investment income--net                            $  293,732   $    687,401
                          Net realized gain (loss)                          (2,383,415)     4,891,088
                          Net increase (decrease) in unrealized
                          appreciation (depreciation)                       10,690,026    (16,086,816)
                                                                            -----------  ------------
                          Net increase (decrease) in net assets resulting
                          from operations                                    8,600,343    (10,508,327)
                                                                            -----------  ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                4,518,522     15,907,563
                          Value of units redeemed                           (5,741,392)   (19,440,009)
                                                                            -----------  ------------
                          Net (decrease) in net assets resulting from
                          capital transactions                              (1,222,870)    (3,532,446)
                                                                            -----------  ------------
                          Net increase (decrease)                            7,377,473    (14,040,773)
                        NET ASSETS at beginning of period                   74,404,655     88,445,428
                                                                            -----------  ------------
                        NET ASSETS at end of period                         $81,782,128  $ 74,404,655
                                                                            ===========  ============

                   See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
  ------                                            -----
 COMMON STOCKS                 (96.4%)
             AEROSPACE & DEFENSE          (5.4%)
    20,800   Armor Holdings, Inc.*               $   563,680
    21,600   DRS Technologies, Inc.*                 896,184
    20,100   EDO Corp.                               542,901
    15,100   Mercury Computer
               Systems, Inc.*                        482,596
    36,600   Moog, Inc., Class A*                  1,171,200
                                                 -----------
                                                   3,656,561
                                                 -----------
             BUSINESS SERVICES           (11.7%)
    48,200   Administaff, Inc.*                    1,331,766
    21,800   Advisory Board Co.*                     708,936
    20,500   Caminus Corp.*                          457,765
    34,500   Corporate Executive Board
               Co.*                                1,290,300
    30,050   DiamondCluster
               International, Inc.*                  387,946
    44,400   Forrester
               Research, Inc.*                       844,488
     9,900   Kroll, Inc*                             164,835
    11,800   Management Network
               Group, Inc.*                           64,782
    20,150   Merix Corp.*                            376,402
    34,500   Multex.com, Inc.*                       156,285
    22,800   NCO Group, Inc.*                        632,700
    29,900   Resources
               Connection, Inc.*                     866,801
    24,500   Right Management
               Consultants, Inc.*                    620,095
                                                 -----------
                                                   7,903,101
                                                 -----------
             COMPUTER SERVICES,
               SOFTWARE & SYSTEMS        (14.2%)
    45,600   Alloy, Inc.*                            682,632
    13,000   CACI
               International, Inc.,
               Class A*                              456,300
    14,000   Computer Network
               Technology Corp.*                     186,060
    58,600   Concurrent Computer
               Corp.*                                486,380
    70,200   Digital River, Inc.*                  1,036,853
    16,650   Hutchinson
               Technology, Inc.*                     358,974
    30,000   Hyperion Solutions Corp.*               807,000
    50,900   I-many, Inc*                            248,392
    38,200   Legato Systems, Inc.*                   344,182
    30,200   McDATA Corp., Class B*                  366,024
    19,200   Pomeroy Computer
               Resources, Inc.*                      291,456
    68,300   Quadramed Corp.*                        607,870
    19,500   Roxio, Inc.*                            442,455
    56,400   RSA Security, Inc.*                     507,600
    22,000   Sanchez Computer
               Associates, Inc.*                     148,500
    18,900   SeaChange
               International, Inc.*                  286,335
    24,300   SERENA Software, Inc.*                  472,635
     3,800   SmartForce Plc--Sponsored
               ADR*                                   39,862
    30,900   SonicWALL, Inc.*                        402,009

  SHARES                                            VALUE
  ------                                            -----
    41,200   Websense, Inc.*                     $ 1,036,592
    23,800   Witness Systems, Inc.*                  333,914
                                                 -----------
                                                   9,542,025
                                                 -----------
             DRUGS, HEALTH CARE &
               PHARMACEUTICALS           (10.9%)
    12,700   Axcan Pharma, Inc.*                     160,147
    14,200   Barr Laboratories, Inc.*                934,644
    25,775   Corixa Corp.*                           158,774
    15,700   D & K Healthcare
               Resources, Inc.                       942,157
    20,100   Immunomedics, Inc.*                     380,895
     9,200   InterMune, Inc.*                        276,644
    26,900   K-V Pharmaceutical Co.,
               Class A*                              782,790
    50,200   Ligand
               Pharmaceuticals, Inc.,
               Class B*                              986,430
    13,600   Medicis Pharmaceutical
               Corp., Class A*                       754,800
     8,600   Myriad Genetics, Inc.*                  288,186
    29,700   Pharmaceutical
               Resources, Inc.*                      629,343
    50,700   Salix Pharmaceuticals
               Ltd.*                                 888,771
     7,300   Telik, Inc.*                             88,476
    57,650   Twinlab Corp.*                           69,757
                                                 -----------
                                                   7,341,814
                                                 -----------
             EDUCATIONAL SERVICES         (3.3%)
    22,200   Career Education Corp.*                 879,120
    22,900   Edison Schools, Inc.,
               Class A*                              315,791
    20,500   Education Management
               Corp.*                                861,615
    17,600   Princeton Review, Inc.*                 148,720
                                                 -----------
                                                   2,205,246
                                                 -----------
             ELECTRONICS & ELECTRICAL     (1.4%)
    39,500   Applied Films Corp.*                    966,960
                                                 -----------
             FINANCIAL SERVICES           (8.3%)
    35,200   BankUnited Financial
               Corp., Class A*                       528,000
    24,600   Boston Private Financial
               Holdings, Inc.                        658,050
    32,750   Eaton Vance Corp.                     1,308,363
    22,800   InterCept Group, Inc.*                  823,080
    29,500   Silicon Valley
               Bancshares*                           891,785
    17,200   Southwest Bankcorporation
               of Texas, Inc.*                       570,008
    11,800   UCBH Holdings, Inc.                     424,564
    17,100   Wintrust Financial Corp.                386,460
                                                 -----------
                                                   5,590,310
                                                 -----------

See Notes to Financial Statements      18

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
  ------                                            -----
             HEALTH CARE SERVICES        (11.9%)
    27,725   Accredo Health, Inc.*               $ 1,585,593
    24,500   BioReliance Corp.*                      561,785
    26,000   ChromaVision Medical
               Systems, Inc.*                        127,400
    34,100   Colorado Medtech, Inc.*                 110,825
    46,100   Covance, Inc.*                          934,908
    36,200   DIANON Systems, Inc.*                 2,343,225
    28,600   Pharmaceutical Product
               Development, Inc.*                    996,138
    35,000   Pharmacopeia, Inc.*                     465,850
    25,100   Select Medical Corp.*                   403,357
    17,800   Sunrise Assisted
               Living, Inc.*                         485,228
                                                 -----------
                                                   8,014,309
                                                 -----------
             HOME BUILDING                (1.6%)
    22,300   Toll Brothers, Inc.*                  1,111,655
                                                 -----------
             MEDICAL EQUIPMENT &
               SUPPLIES                   (1.7%)
    25,300   Conceptus, Inc.*                        544,709
     4,000   SurModics, Inc.*                        174,360
    23,300   Thoratec Corp.*                         254,902
     7,200   Wright Medical
               Group, Inc.*                          144,360
                                                 -----------
                                                   1,118,331
                                                 -----------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES      (2.4%)
    32,000   Swift Energy Co.*                       630,400
    48,800   Tesoro Petroleum Corp.*                 685,640
    37,200   Trico Marine
               Services, Inc.*                       325,872
                                                 -----------
                                                   1,641,912
                                                 -----------
             RESTAURANTS                  (1.3%)
    30,000   Buca, Inc.*                             544,200
    14,300   California Pizza
               Kitchen, Inc.*                        357,500
                                                 -----------
                                                     901,700
                                                 -----------
             RETAIL                       (6.6%)
    29,900   Action Performance
               Cos., Inc.*                         1,472,575
    12,000   Coach, Inc.*                            608,520
    14,700   Coinstar, Inc.*                         495,243
    41,800   dELiA*s Corp., Class A*                 264,594
    12,250   Fossil, Inc.*                           324,870
    10,000   Gaiam, Inc.*                            184,100
    36,750   Hot Topic, Inc.*                        768,075
    13,038   Urban Outfitters, Inc.*                 301,439
                                                 -----------
                                                   4,419,416
                                                 -----------

  SHARES                                            VALUE
  ------                                            -----
             SEMICONDUCTORS              (10.2%)
    30,300   Alpha Industries, Inc.*             $   460,560
    18,500   Anadigics, Inc.*                        227,735
    17,400   Brooks Automation, Inc.*                790,656
    11,000   Celeritek, Inc.*                        110,000
    40,000   Entegris, Inc.*                         643,200
    41,300   ESS Technology, Inc.*                   856,149
    41,968   Genesis Microchip, Inc.*              1,091,168
    26,500   Microsemi Corp.*                        432,480
    87,400   PLX Technology, Inc.*                 1,061,910
    41,900   Stratos Lightwave, Inc.*                183,522
    39,100   Three-Five
               Systems, Inc.*                        579,462
    35,200   Triquint
               Semiconductor, Inc.*                  422,752
                                                 -----------
                                                   6,859,594
                                                 -----------
             TELECOMMUNICATIONS
               EQUIPMENT                  (1.8%)
    23,000   Commscope, Inc.*                        400,200
    22,500   SpectraLink Corp.*                      225,900
    53,800   Tekelec, Inc.*                          613,320
                                                 -----------
                                                   1,239,420
                                                 -----------
             TRANSPORTATION & SHIPPING    (3.7%)
    32,250   Frontier Airlines, Inc.*                587,595
    35,400   Knight
               Transportation, Inc.*                 748,710
    36,210   Swift Transportation
               Co., Inc.*                            793,723
    17,866   Werner Enterprises, Inc.                374,293
                                                 -----------
                                                   2,504,321
                                                 -----------
Total Common Stocks (Cost $60,247,324)           $65,016,675
                                                 -----------
PRINCIPAL
AMOUNT
------
SHORT-TERM INVESTMENT
             REPURCHASE AGREEMENT         (3.5%)
$2,338,068   Bear Stearns &
               Co., Inc., 1.85%, Dated
               3/28/02, Due 4/1/02,
               Repurchase price
               $2,338,549,
               Collateralized by
               various U.S. Government
               securities                        $ 2,338,068
                                                 -----------
Total Short-Term
Investment--Repurchase
 Agreement (Cost $2,338,068)
                                                 $ 2,338,068
                                                 -----------
Total Investments (Cost $62,585,392)      99.9%  $67,354,743
Other assets in excess of liabilities      0.1%       68,388
                                        ------   -----------
Net Assets                               100.0%  $67,423,131
                                        ======   ===========

* Denotes non-income producing security.

See Notes to Financial Statements      19

                 Statement of Assets and Liabilities  March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $62,585,392)--Note 2(A)                                            $ 67,354,743
                          Collateral received for securities on loan--Note 4                   10,769,973
                          Receivable for investments sold                                         783,999
                          Dividends and interest receivable                                         7,618
                          Other assets                                                             12,504
                                                                                             ------------
                                                                                               78,928,837
                        LIABILITIES:
                          Payable for investments purchased                       $ 600,597
                          Payable upon return of securities on loan--Note 4       10,769,973
                          Payable to investment managers                             55,325
                          Accrued expenses                                           79,811    11,505,706
                                                                                  ---------  ------------
                        NET ASSETS at value, applicable to 809,499 outstanding
                          units of beneficial interest--Note 5                               $ 67,423,131
                                                                                             ============
                        NET ASSET VALUE offering and redemption price per unit
                          ($67,423,131 divided by 809,499 units)                             $      83.29
                                                                                             ============

                 Statement of Operations         Six Months Ended March 31, 2002
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                             $  17,043
                            Interest                                                 27,192
                            Securities Lending                                       30,253
                                                                                  ---------
                               Total Income                                                  $    74,488
                          Expenses:
                            Investment manager's fees--Note 3(A)                    362,130
                            Shareholder servicing fees and expenses--Note 3(B)      193,325
                            Custodian fees and expenses                              20,042
                            Legal and Auditing fees                                  11,459
                            Consultant fees                                           7,339
                            Trustees' fees and expenses--Note 3(C)                   43,621
                            Printing and Postage                                      8,091
                            Insurance                                                 4,368
                            Other                                                    16,847
                                                                                  ---------
                               Total Expenses                                       667,222
                               Less fees paid indirectly--Note 4                     (6,550)
                                                                                  ---------
                               Net Expenses                                                      660,672
                                                                                             -----------
                        INVESTMENT (LOSS)--NET                                                  (586,184)
                        REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS--Note 4:
                          Net realized (loss) on investments                      (3,483,980)
                          Net increase in unrealized appreciation on investments  11,178,650
                                                                                  ---------
                        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        7,694,670
                                                                                             -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 7,108,486
                                                                                             ===========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                 3/31/2002      YEAR ENDED
                                                                                (UNAUDITED)     9/30/2001
                                                                                ------------   ------------
                        OPERATIONS:
                          Investment (loss)--net                                $   (586,184)  $   (961,753)
                            Net realized (loss)                                   (3,483,980)   (16,763,894)
                            Net increase (decrease) in unrealized appreciation
                            (depreciation)                                        11,178,650    (25,581,371)
                                                                                ------------   ------------
                          Net increase (decrease) in net assets resulting from
                          operations                                               7,108,486    (43,307,018)
                                                                                ------------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                      3,736,100     21,613,981
                          Value of units redeemed                                 (5,924,159)   (14,507,226)
                                                                                ------------   ------------
                          Net increase (decrease) in net assets resulting from
                          capital transactions                                    (2,188,059)     7,106,755
                                                                                ------------   ------------
                          Net increase (decrease)                                  4,920,427    (36,200,263)
                        NET ASSETS at beginning of period                         62,502,704     98,702,967
                                                                                ------------   ------------
                        NET ASSETS at end of period                             $ 67,423,131   $ 62,502,704
                                                                                ============   ============

                   See Notes to Financial Statements

INTERNATIONAL EQUITY FUND
Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  ------                                                     -----
COMMON STOCKS                  (95.6%)
             ADVERTISING                           (0.7%)
    31,400   WPP Group Plc                                $   358,603
                                                          -----------
             AUTOMOBILES                           (2.7%)
    19,766   Bayerische Motoren Werke AG                      788,044
    14,300   Honda Motor Co. Ltd.                             600,981
                                                          -----------
                                                            1,389,025
                                                          -----------
             BANKING                               (14.2%)
    46,550   ABN Amro Holding NV                              884,084
    95,449   Banco Santander Central Hispano SA               799,390
    44,642   Barclays Plc                                   1,379,474
    10,705   Fortis                                           238,239
    43,910   HSBC Holdings Plc                                507,726
   136,507   Lloyds TSB Group Plc                           1,401,522
    23,380   National Australia Bank Ltd.                     426,371
    23,499   UBS AG                                         1,156,925
    47,484   Westpac Banking Corp.                            395,592
                                                          -----------
                                                            7,189,323
                                                          -----------
             BEVERAGES & TOBACCO                   (1.3%)
    16,030   British American Tobacco Plc                     154,080
    96,846   Foster's Group Ltd.                              239,309
     7,080   Heineken NV                                      288,447
                                                          -----------
                                                              681,836
                                                          -----------
             BROADCASTING & PUBLISHING             (2.4%)
    32,539   Elsevier NV                                      436,025
    46,844   News Corp. Ltd.                                  328,008
    35,600   Reuters Group Plc                                274,510
    13,000   Singapore Press Holdings                         173,437
                                                          -----------
                                                            1,211,980
                                                          -----------
             BUILDING PRODUCTS                     (1.1%)
     4,650   LaFarge SA                                       415,808
    12,200   RMC Group Plc                                    115,877
                                                          -----------
                                                              531,685
                                                          -----------
             CHEMICALS                             (1.4%)
    20,570   Bayer AG                                         698,071
                                                          -----------
             CONSUMER GOODS & SERVICES             (2.3%)
    16,000   Fuji Photo Film Co. Ltd.                         503,414
    83,362   Unilever Plc                                     667,136
                                                          -----------
                                                            1,170,550
                                                          -----------
             DIVERSIFIED INDUSTRIALS               (0.3%)
    14,392   Smiths Group Plc                                 166,208
                                                          -----------
             DRUGS, HEALTH CARE &
               PHARMACEUTICALS                     (11.3%)
    10,080   AstraZeneca Plc                                  500,521
  SHARES                                                     VALUE
  ------                                                     -----
    19,825   Aventis SA                                   $ 1,369,790
    63,494   GlaxoSmithKline Plc                            1,495,471
    22,675   Novartis AG                                      891,873
    10,200   Roche Holding AG                                 792,990
    16,000   Takeda Chemical Industries Ltd.                  648,282
                                                          -----------
                                                            5,698,927
                                                          -----------
             ELECTRONICS & ELECTRICAL              (10.7%)
    37,000   Canon, Inc.                                    1,373,523
    81,000   Hitachi Ltd.                                     592,213
     6,000   Hoya Corp.                                       419,663
    38,913   Koninklijke Philips Electronics NV             1,187,151
       500   Murata Manufacturing Co.                          32,067
    38,000   NEC Corp.                                        316,535
     3,800   Nintendo Co. Ltd.                                559,098
     1,900   Rohm Co. Ltd.                                    285,283
     1,809   Samsung Electronics Co. Ltd. - GDR               247,833
     7,400   Sony Corp.                                       384,698
                                                          -----------
                                                            5,398,064
                                                          -----------
             ENERGY                                (9.4%)
    72,934   BP Plc                                           649,113
    63,638   ENI SpA                                          932,699
 1,732,000   PetroChina Co. Ltd.                              357,512
   160,768   Shell Transport & Trading Co. Plc              1,197,323
    10,640   Total Fina SA, Class B                         1,642,973
                                                          -----------
                                                            4,779,620
                                                          -----------
             FINANCIAL SERVICES                    (4.6%)
    19,490   3I Group Plc                                     218,422
     4,100   Acom Co. Ltd.                                    248,101
    67,602   ING Groep NV                                   1,840,050
                                                          -----------
                                                            2,306,573
                                                          -----------
             FOOD & SERVICES                       (7.6%)
    68,110   Cadbury Schweppes Plc                            470,152
    78,111   Compass Group Plc *                              522,781
    91,297   Diageo Plc                                     1,193,464
     7,400   Nestle SA                                      1,645,619
                                                          -----------
                                                            3,832,016
                                                          -----------
             GAMING/HOTELS                         (0.5%)
    70,600   Hilton Group Plc                                 250,582
                                                          -----------
             INSURANCE                             (6.5%)
     1,997   Allianz AG                                       472,132
    35,632   AXA SA                                           804,178
    74,070   Prudential Corp. Plc                             746,768
    13,818   Swiss Reinsurance Co.                          1,271,456
                                                          -----------
                                                            3,294,534
                                                          -----------

See Notes to Financial Statements      22

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  ------                                                     -----
             MACHINERY--ELECTRICAL                 (0.7%)
     2,900   SMC Corp.                                    $   342,438
                                                          -----------
             MEDIA                                 (1.6%)
    15,256   Vivendi Universal SA                             593,330
     6,325   VNU NV                                           200,853
                                                          -----------
                                                              794,183
                                                          -----------
             METALS FABRICATOR                     (0.4%)
     7,600   Pohang Iron & Steel Co. - Sponsored
               ADR                                            198,740
                                                          -----------
             REAL ESTATE                           (1.6%)
    55,000   Cheung Kong Holdings Ltd.                        491,840
    44,000   Sun Hung Kai Properties Ltd.                     334,239
                                                          -----------
                                                              826,079
                                                          -----------
             RETAIL                                (3.2%)
    14,713   Boots Co. Plc                                    140,898
    42,893   Koninklijke Ahold NV                           1,125,589
   100,276   Tesco Plc                                        344,131
                                                          -----------
                                                            1,610,618
                                                          -----------
             TELECOMMUNICATIONS                    (5.9%)
       205   NTT DoCoMo, Inc. *                               555,287
   116,250   Telecom Italia SpA                               957,372
    52,897   Telefonica SA *                                  592,993
   484,959   Vodafone Group Plc                               896,030
                                                          -----------
                                                            3,001,682
                                                          -----------
             TELECOMMUNICATIONS--SERVICES &
               EQUIPMENT                           (1.8%)
    23,820   Alcatel                                          339,970
    53,418   Ericsson LM, Class B                             225,880
    17,350   Nokia Oyj, Class A                               366,749
                                                          -----------
                                                              932,599
                                                          -----------
  SHARES                                                     VALUE
  ------                                                     -----
             TRANSPORTATION & SHIPPING             (0.5%)
    52,620   Brambles Industries Ltd.                     $   266,791
    23,232   Railtrack Group Plc                               70,135
                                                          -----------
                                                              336,926
                                                          -----------
             UTILITIES                             (2.9%)
    20,492   E.On AG                                        1,038,666
    60,437   Electricidade de Portugal SA                     126,013
    14,040   TPG NV                                           291,882
                                                          -----------
                                                            1,456,561
                                                          -----------
Total Common Stocks
  (Cost $54,863,695)                                      $48,457,423
                                                          -----------
          RIGHTS                           (0.0%)
             TELECOMMUNICATIONS                    (0.0%)
    52,897   Telefonica SA *, Expiring 4/8/02             $    11,998
                                                          -----------
Total Rights (Cost $16,335)                               $    11,998
                                                          -----------
PRINCIPAL
  AMOUNT
  ------
          SHORT-TERM INVESTMENT            (3.3%)
             REPURCHASE AGREEMENT
$1,665,647   Bear Stearns & Co., Inc., 1.85%,
               Dated 3/28/02, Due 4/1/02,
               Repurchase price $1,665,989,
               Collateralized by various U.S.
               Government securities                      $ 1,665,647
                                                          -----------
Total Short-Term Investment--
  Repurchase Agreement (Cost $1,665,647)                  $ 1,665,647
                                                          -----------
Total Investments (Cost $56,545,677)               98.9%  $50,135,068
Other assets in excess of liabilities               1.1%      565,307
                                                   ----   -----------
Net Assets                                         100.0% $50,700,375
                                                   ====   ===========

* Denotes non-income producing security.

See Notes to Financial Statements      23

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                               PERCENT OF
                               NET ASSETS
                               ----------
COUNTRY                          TOTAL
-------                          -----
United Kingdom                    27.1%
Japan                             13.6
Netherlands                       12.8
Switzerland                       11.4
France                            10.2
Germany                            5.9
Italy                              3.7
United States                      3.3
Australia                          3.3
Spain                              2.8
Hong Kong                          2.3
South Korea                        0.9
Finland                            0.7
Sweden                             0.4
Singapore                          0.3
Portugal                           0.2
                                 -----
Total Investments                 98.9%
Other Assets Less Liabilities      1.1%
                                 -----
Total                            100.0%
                                 =====

See Notes to Financial Statements      24

                 Statement of Assets and Liabilities  March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $56,545,677)--Note 2(A)                                     $50,135,068
                          Collateral received for securities on loan--Note
                          4                                                               205,200
                          Receivable for investments sold                                 393,043
                          Dividends and interest receivable                               186,480
                          Unrealized appreciation on forward currency
                          contracts--Note 6                                                12,882
                          Reclaims receivable                                             110,863
                          Other assets                                                      9,250
                                                                                      -----------
                                                                                       51,052,786
                        LIABILITIES:
                          Payable for investments purchased                 $ 40,382
                          Payable upon return of securities on loan--Note
                          4                                                  205,200
                          Payable to investment managers                       8,663
                          Unrealized depreciation on forward currency
                          contracts--Note 6                                   10,312
                          Accrued expenses and other payables                 87,854      352,411
                                                                            --------  -----------
                        NET ASSETS at value, applicable to 1,039,870
                          outstanding units of beneficial interest--Note 5            $50,700,375
                                                                                      ===========
                        NET ASSET VALUE offering and redemption price per
                          unit ($50,700,375 divided by 1,039,870 units)               $     48.76
                                                                                      ===========

                   See Notes to Financial Statements

                 Statement of Operations         Six Months Ended March 31, 2002
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends (net of foreign withholding tax of
                            $27,027)                                        $ 264,669
                            Interest                                           21,994
                            Securities lending                                    443
                                                                            ---------
                               Total Income                                            $   287,106
                          Expenses:
                            Investment manager's fees--Note 3(A)              199,185
                            Shareholder servicing fees and expenses--Note
                            3(B)                                              136,949
                            Custodian fees and expenses                        16,145
                            Legal and Auditing fees                            11,651
                            Consultant fees                                     7,478
                            Trustees' fees and expenses--Note 3(C)             21,810
                            Printing and Postage                                8,228
                            Insurance                                           3,181
                            Other                                              20,630
                                                                            ---------
                               Total Expenses                                              425,257
                                                                                       -----------
                        INVESTMENT (LOSS)--NET                                            (138,151)
                        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                          AND FOREIGN CURRENCIES--Note 4:
                          Net realized gain (loss) on:
                            Investments                                     (2,848,869)
                            Foreign currency transactions                     135,725
                                                                            ---------
                                                                            (2,713,144)
                                                                            ---------
                          Net increase (decrease) in unrealized
                          appreciation (depreciation) on:
                            Investments                                     6,223,090
                            Foreign currency translations of other assets
                            and liabilities                                    (6,556)
                                                                            ---------
                                                                            6,216,534
                                                                            ---------
                        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                          AND FOREIGN CURRENCIES                                         3,503,390
                                                                                       -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM
                          OPERATIONS                                                   $ 3,365,239
                                                                                       ===========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                   3/31/2002    YEAR ENDED
                                                                                  (UNAUDITED)   9/30/2001
                                                                                  -----------  ------------
                        OPERATIONS:
                          Investment income (loss)--net                           $ (138,151)  $    246,361
                          Net realized (loss)                                     (2,713,144)      (883,684)
                          Net increase (decrease) in unrealized appreciation
                          (depreciation)                                           6,216,534    (15,350,457)
                                                                                  -----------  ------------
                          Net increase (decrease) in net assets resulting from
                          operations                                               3,365,239    (15,987,780)
                                                                                  -----------  ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                      1,114,132     12,491,880
                          Value of units redeemed                                 (2,134,825)    (5,139,031)
                                                                                  -----------  ------------
                          Net increase (decrease) in net assets resulting from
                          capital transactions                                    (1,020,693)     7,352,849
                                                                                  -----------  ------------
                          Net increase (decrease)                                  2,344,546     (8,634,931)
                        NET ASSETS at beginning of period                         48,355,829     56,990,760
                                                                                  -----------  ------------
                        NET ASSETS at end of period                               $50,700,375  $ 48,355,829
                                                                                  ===========  ============

                   See Notes to Financial Statements

ACTIVELY MANAGED BOND FUND
Schedule of Portfolio Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
COMMERCIAL PAPER                                    (2.7%)
$ 3,500,000   Philip Morris Cos., Inc.,
                1.81%, 4/26/2002                           $  3,494,897
                                                           ------------
Total Commercial Paper (Cost $3,495,073)                   $  3,494,897
                                                           ------------
CORPORATE BONDS                                     (7.7%)
$   130,000   Bank of America Corp.,
                Medium Term Note,
                7.05%, 9/8/2011                            $    130,941
    200,000   Bank of New York Co., Inc.,
                Medium Term Note,
                6.50%, 2/19/2013                                195,196
  1,877,000   Chase Manhattan Corp.,
                Medium Term Note,
                0.00%, 8/15/2017                                557,343
    500,000   Citigroup, Inc.,
                6.50%, 1/18/2011                                502,436
  1,000,000   CNA Financial Corp.,
                6.75%, 11/15/2006                               948,645
  3,927,000   Deutsche Bank Financial,
                Medium Term Note,
                0.00%, 7/18/2017                              1,113,560
    100,000   Financing Corp.,
                9.40%, 2/8/2018                                 128,140
  2,000,000   J.C. Penny Co., Inc.,
                8.25%, 8/15/2022                              1,640,000
  2,201,000   JP Morgan & Co., Inc.,
                Medium Term Note,
                0.00%, 4/24/2027                                307,257
  4,300,000   Merrill Lynch & Co., Inc.,
                Medium Term Note,
                0.00%, 2/25/2027                                637,884
  1,000,000   PMI Group, Inc.,
                6.75%, 11/15/2006                             1,022,358
  1,000,000   Public Service Electric & Gas,
                9.13%, 7/1/2005                               1,089,249
    525,000   Public Service Electric & Gas,
                6.38%, 5/1/2008                                 521,557
  3,000,000   Transamerica Financial Corp.,
                0.00%, 9/1/2012                               1,327,041
                                                           ------------
Total Corporate Bonds (Cost $10,461,174)                   $ 10,121,607
                                                           ------------
MORTGAGES                                          (15.1%)
$   381,216   ABN AMRO Mortgage Corp.,
                Remic 98-4 A6,
                6.75%, 11/25/2028                          $    369,345

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
MORTGAGES (CONTINUED)
$ 2,257,251   ABN AMRO Mortgage Corp.,
                Remic 98-5 A11,
                1.58%*, 1/25/2029                          $  2,132,854
  1,993,492   Chase Mortgage Finance Corp.,
                Remic 94-G A13,
                7.00%, 4/25/2025                              1,973,199
    708,900   Chase Mortgage Finance Corp.,
                Remic 98-S4 A9,
                6.90%, 8/25/2028                                697,381
     77,806   Chase Mortgage Finance Corp.,
                Remic 98-S4 A11,
                6.95%, 8/25/2028                                 76,687
  1,558,456   Countrywide Home Loans, Inc.,
                Remic 01-24 1A3,
                8.50%, 1/25/2032                              1,754,604
  1,000,000   First Union Residential Trust,
                Remic 98-B 1A8,
                6.75%, 8/25/2028                              1,009,540
  1,110,750   GE Capital Mortgage Services, Inc.,
                Remic 98-10 1A8,
                7.00%, 5/25/2028                                978,625
  1,053,056   GE Capital Mortgage Services, Inc.,
                Remic 99-11 A7,
                6.50%, 7/25/2029                              1,050,949
  5,005,000   PNC Mortgage Securities Corp.,
                Remic 98-4 3A2,
                6.75%, 5/25/2028                              5,097,842
    500,000   PNC Mortgage Securities Corp.,
                Remic 98-7 1A3,
                6.75%, 9/25/2028                                507,535
    616,754   Prudential Home Mortgage Securities, Inc.,
                Remic 94-21 A8,
                7.80%, 6/25/2024                                630,724
  1,116,688   Residential Funding Mortgage Securities I,
                Remic 93-S47 A15,
                9.00%, 12/25/2023                             1,103,183
    273,173   Residential Funding Mortgage Securities I,
                Remic 97-S12 A17,
                7.25%, 8/25/2027                                275,964
    600,000   Residential Funding Mortgage Securities I,
                Remic 98-S30 A2,
                6.50%, 12/25/2028                               586,242
  1,000,000   Residential Funding Mortgage Securities I,
                Remic 00-S7 A6,
                8.00%, 6/25/2030                              1,049,150

See Notes to Financial Statements      28

Schedule of Portfolio Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
MORTGAGES (CONTINUED)
$   640,000   Saxon Asset Securities Trust,
                Remic 98-4 AF5,
                6.93%, 1/25/2030                           $    660,275
                                                           ------------
Total Mortgages (Cost $19,855,249)                         $ 19,954,099
                                                           ------------
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
                                                   (71.9%)
$ 1,000,000   Federal Farm Credit Bank,
                8.00%, 2/24/2010                           $  1,042,402
    500,000   Federal Home Loan Bank,
                6.50%, 3/10/2014                                490,353
    630,000   Federal Home Loan Bank,
                6.57%, 6/4/2014                                 621,477
    620,000   Federal Home Loan Bank,
                7.00%, 7/27/2016                                615,352
 10,000,000   Federal Home Loan Bank,
                0.00%, 7/14/2017                              3,001,500
  1,000,000   Federal Home Loan Bank,
                0.00%, 8/27/2018                                304,548
  1,500,000   Federal Home Loan Bank,
                Series H-19,
                0.00%, 1/28/2019                                445,307
    304,711   Federal Home Loan Mortgage Corp.,
                Pool #730299,
                9.00%, 8/1/2006                                 322,221
    120,458   Federal Home Loan Mortgage Corp.,
                Pool #533624,
                8.50%, 12/1/2007                                127,165
  2,416,944   Federal Home Loan Mortgage Corp.,
                Remic 1515S,
                13.13%*, 5/15/2008                            2,700,015
    500,000   Federal Home Loan Mortgage Corp.,
                Medium Term Note,
                6.50%, 5/9/2011                                 497,338
    500,000   Federal Home Loan Mortgage Corp.,
                Medium Term Note,
                7.00%, 12/28/2016                               494,200
  1,000,000   Federal Home Loan Mortgage Corp.,
                Medium Term Note,
                7.05%, 1/9/2017                                 988,710
  1,000,000   Federal Home Loan Mortgage Corp.,
                Medium Term Note,
                8.00%, 2/15/2017                              1,031,074
      1,514   Federal Home Loan Mortgage Corp.,
                Pool #297625,
                8.50%, 6/1/2017                                   1,628

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
 (CONTINUED)
$    84,898   Federal Home Loan Mortgage Corp.,
                Remic 12A,
                9.25%, 11/15/2019                          $     90,782
    182,565   Federal Home Loan Mortgage Corp.,
                Remic 21Z,
                9.50%, 1/15/2020                                191,602
    465,701   Federal Home Loan Mortgage Corp.,
                Remic 1290H,
                7.50%, 6/15/2021                                476,612
     52,941   Federal Home Loan Mortgage Corp.,
                Remic 1316Z,
                8.00%, 6/15/2022                                 56,308
  2,482,800   Federal Home Loan Mortgage Corp.,
                Remic 1591SH,
                11.32%*, 9/15/2022                            2,458,489
 15,000,000   Federal Home Loan Mortgage Corp.,
                0.00%, 2/2/2023                               3,057,915
    787,362   Federal Home Loan Mortgage Corp.,
                Remic 15PZ,
                7.00%, 7/25/2023                                760,680
    165,422   Federal Home Loan Mortgage Corp.,
                Remic 1842EB,
                8.00%, 10/15/2023                               174,287
    478,165   Federal Home Loan Mortgage Corp.,
                Remic 1790E,
                8.00%, 11/15/2023                               501,876
  3,130,734   Federal Home Loan Mortgage Corp.,
                Remic 1663ZA,
                7.00%, 1/15/2024                              3,181,733
  1,962,519   Federal Home Loan Mortgage Corp.,
                Remic 1671Z,
                7.00%, 2/15/2024                              1,942,911
  1,951,881   Federal Home Loan Mortgage Corp.,
                Remic 29ZC,
                8.00%, 4/25/2024                              1,984,144
    568,756   Federal Home Loan Mortgage Corp.,
                Remic 1727MD,
                8.50%, 5/15/2024                                604,546
    843,704   Federal Home Loan Mortgage Corp.,
                Remic 1727MF,
                8.50%, 5/15/2024                                896,498
  3,000,000   Federal Home Loan Mortgage Corp.,
                Medium Term Note,
                0.00%, 1/16/2025                                486,816

See Notes to Financial Statements      29

Schedule of Portfolio Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
 (CONTINUED)
$   676,000   Federal Home Loan Mortgage Corp.,
                Remic 1814D,
                6.50%, 2/15/2026                           $    670,664
  5,000,000   Federal Home Loan Mortgage Corp.,
                Medium Term Note,
                0.00%, 2/11/2027                                668,435
  1,840,444   Federal Home Loan Mortgage Corp.,
                Remic 2123KE,
                8.50%, 2/15/2027                              2,008,014
  3,032,929   Federal Home Loan Mortgage Corp.,
                Remic 2092DL,
                8.50%, 9/15/2027                              3,314,664
    481,349   Federal Home Loan Mortgage Corp.,
                Remic 2131B,
                6.50%, 3/15/2029                                475,416
  1,414,690   Federal Home Loan Mortgage Corp.,
                Remic 2161Z,
                6.00%, 6/15/2029                              1,251,119
  1,208,039   Federal Home Loan Mortgage Corp.,
                Remic 2351EK,
                6.50%, 8/15/2031                              1,207,091
  2,000,000   Federal National Mortgage Assoc.,
                6.50%, 4/29/2009                              2,004,834
    259,257   Federal National Mortgage Assoc.,
                Pool #15569,
                8.25%, 5/1/2010                                 273,469
     57,824   Federal National Mortgage Assoc.,
                Remic 96-64PQ,
                6.50%, 1/18/2012                                 58,124
    100,000   Federal National Mortgage Assoc.,
                6.80%, 8/27/2012                                102,379
  1,000,000   Federal National Mortgage Assoc.,
                7.00%, 1/3/2017                                 988,681
    133,256   Federal National Mortgage Assoc.,
                Pool #87277,
                7.50%, 4/1/2018                                 138,925
     41,142   Federal National Mortgage Assoc.,
                Remic 91-169M,
                8.40%, 12/25/2021                                45,920
    735,000   Federal National Mortgage Assoc.,
                Remic 92-161H,
                7.50%, 9/25/2022                                770,114
    547,426   Federal National Mortgage Assoc.,
                Remic 93-124M,
                0.00%, 10/25/2022                               456,012

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
 (CONTINUED)
$   435,129   Federal National Mortgage Assoc.,
                Remic 97-61ZC,
                7.00%, 2/25/2023                           $    432,365
    729,000   Federal National Mortgage Assoc.,
                Remic G93-10J,
                5.00%, 3/25/2023                                692,217
  3,745,084   Federal National Mortgage Assoc.,
                Remic 93-247C,
                7.00%, 3/25/2023                              3,869,723
    104,947   Federal National Mortgage Assoc.,
                Remic 94-69CA,
                7.25%, 3/25/2023                                104,920
    500,000   Federal National Mortgage Assoc.,
                Remic G93-15H,
                7.25%, 4/25/2023                                517,681
  1,179,860   Federal National Mortgage Assoc.,
                Remic 93-100K,
                0.00%, 6/25/2023                                919,926
    963,146   Federal National Mortgage Assoc.,
                Remic 93-112ZB,
                7.00%, 7/25/2023                                947,942
    322,708   Federal National Mortgage Assoc.,
                Remic 93-130PZ,
                6.50%, 8/25/2023                                304,636
    357,144   Federal National Mortgage Assoc.,
                Remic 94-36UA,
                7.00%, 8/25/2023                                358,399
    182,175   Federal National Mortgage Assoc.,
                Remic 93-171Z,
                6.50%, 9/25/2023                                178,494
    379,122   Federal National Mortgage Assoc.,
                Pool #239024,
                7.00%, 10/1/2023                                386,800
  3,688,127   Federal National Mortgage Assoc.,
                Remic 93-199Z,
                7.00%, 10/25/2023                             3,710,352
    161,230   Federal National Mortgage Assoc.,
                Remic G95-4B,
                8.00%, 11/25/2023                               163,353
    310,694   Federal National Mortgage Assoc.,
                Remic G93-40,
                6.50%, 12/25/2023                               296,007
  1,622,076   Federal National Mortgage Assoc.,
                Remic 93-250DZ,
                7.00%, 12/25/2023                             1,574,498

See Notes to Financial Statements      30

Schedule of Portfolio Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
 (CONTINUED)
$   466,495   Federal National Mortgage Assoc.,
                Remic 94-97H,
                8.75%, 12/25/2023                          $    481,983
    780,788   Federal National Mortgage Assoc.,
                Remic 94-91Z,
                6.50%, 1/25/2024                                777,876
  8,735,857   Federal National Mortgage Assoc.,
                Remic G97-5ZB,
                7.05%, 3/25/2024                              8,326,980
    702,000   Federal National Mortgage Assoc.,
                Remic 94-65LL,
                7.38%, 4/25/2024                                730,396
  1,186,000   Federal National Mortgage Assoc.,
                Remic 94-61E,
                7.50%, 4/25/2024                              1,257,539
    385,000   Federal National Mortgage Assoc.,
                Remic G96-1PK,
                7.50%, 6/17/2026                                403,664
  2,615,930   Federal National Mortgage Assoc.,
                Remic 97-27Z,
                7.50%, 4/18/2027                              2,715,201
    146,082   Federal National Mortgage Assoc.,
                Remic 97-49B,
                10.00%, 6/17/2027                               163,960
  3,530,721   Federal National Mortgage Assoc.,
                Remic 98-62DC,
                9.00%, 11/25/2028                             3,949,470
        247   Government National Mortgage Assoc.,
                Pool #2919,
                8.00%, 2/15/2004                                    257
      7,781   Government National Mortgage Assoc.,
                Pool #5214,
                8.00%, 7/15/2005                                  8,140
      8,223   Government National Mortgage Assoc.,
                Pool #11192,
                7.25%, 4/15/2006                                  8,563
     81,588   Government National Mortgage Assoc.,
                Pool #10260,
                8.00%, 6/15/2006                                 85,749
        312   Government National Mortgage Assoc.,
                Pool #10855,
                8.00%, 7/15/2006                                    328
      2,086   Government National Mortgage Assoc.,
                Pool #026113,
                9.00%, 8/15/2008                                  2,250

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
 (CONTINUED)
$     8,693   Government National Mortgage Assoc.,
                Pool #35238,
                9.50%, 9/15/2009                           $      9,567
      6,265   Government National Mortgage Assoc.,
                Pool #158361,
                9.50%, 6/15/2016                                  6,937
     61,034   Government National Mortgage Assoc.,
                Pool #169957,
                8.50%, 7/15/2016                                 66,478
      3,840   Government National Mortgage Assoc.,
                Pool #157799,
                9.00%, 7/15/2016                                  4,226
      1,519   Government National Mortgage Assoc.,
                Pool #176069,
                9.00%, 8/15/2016                                  1,671
     10,727   Government National Mortgage Assoc.,
                Pool #177254,
                9.00%, 9/15/2016                                 11,804
      3,179   Government National Mortgage Assoc.,
                Pool #173806,
                9.00%, 10/15/2016                                 3,498
    141,540   Government National Mortgage Assoc.,
                Series II,
                Pool #152027,
                8.00%, 10/20/2016                               151,402
      1,131   Government National Mortgage Assoc.,
                Pool #179930,
                9.50%, 12/15/2016                                 1,253
     93,359   Government National Mortgage Assoc.,
                Series II,
                Pool #000675,
                8.00%, 12/20/2016                                99,864
      6,711   Government National Mortgage Assoc.,
                Pool #199032,
                9.50%, 1/15/2017                                  7,438
     84,666   Government National Mortgage Assoc.,
                Pool #196754,
                8.50%, 2/15/2017                                 92,284
     12,895   Government National Mortgage Assoc.,
                Series II,
                Pool #000710,
                8.00%, 2/20/2017                                 13,822
     72,521   Government National Mortgage Assoc.,
                Pool #193256,
                8.00%, 3/15/2017                                 77,982

See Notes to Financial Statements      31

Schedule of Portfolio Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
 (CONTINUED)
$    50,372   Government National Mortgage Assoc.,
                Pool #205624,
                8.50%, 3/15/2017                           $     54,905
      4,419   Government National Mortgage Assoc.,
                Series II,
                Pool #209105, 8.00%, 3/20/2017                    4,737
     40,718   Government National Mortgage Assoc.,
                Pool #202887,
                8.00%, 4/15/2017                                 43,785
     84,802   Government National Mortgage Assoc.,
                Pool #213606,
                8.00%, 4/15/2017                                 91,188
      4,363   Government National Mortgage Assoc.,
                Pool #216159,
                8.00%, 4/15/2017                                  4,692
      9,742   Government National Mortgage Assoc.,
                Pool #211434,
                9.50%, 4/15/2017                                 10,797
     62,321   Government National Mortgage Assoc.,
                Pool #218150,
                8.00%, 6/15/2017                                 67,014
    115,713   Government National Mortgage Assoc.,
                Pool #226673,
                9.50%, 7/15/2017                                128,244
      2,048   Government National Mortgage Assoc.,
                Pool #226855,
                9.50%, 7/15/2017                                  2,270
      2,953   Government National Mortgage Assoc.,
                Pool #237572,
                9.50%, 12/15/2017                                 3,273
      8,040   Government National Mortgage Assoc.,
                Pool #226651,
                9.50%, 6/15/2018                                  8,912
      1,751   Government National Mortgage Assoc.,
                Pool #247493,
                8.00%, 7/15/2018                                  1,880
        961   Government National Mortgage Assoc.,
                Pool #262208,
                9.50%, 8/15/2018                                  1,065
     29,272   Government National Mortgage Assoc.,
                Pool #319342,
                8.50%, 3/15/2022                                 31,781
     89,080   Government National Mortgage Assoc.,
                Pool #346560,
                8.00%, 4/15/2023                                 94,963

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
 (CONTINUED)
$   514,280   Government National Mortgage Assoc.,
                Series II,
                Pool #1977,
                9.50%, 3/20/2025                           $    568,250
    460,000   Government National Mortgage Assoc.,
                Remic 97-8PE,
                7.50%, 5/16/2027                                479,031
    986,748   Government National Mortgage Assoc.,
                Series II,
                Remic 97-18J,
                7.00%, 11/20/2027                             1,010,930
    586,548   Government National Mortgage Assoc.,
                Pool #511918,
                8.25%, 9/15/2029                                625,551
    184,310   Government National Mortgage Assoc.,
                Remic 99-31ZC,
                8.00%, 9/16/2029                                208,519
    750,000   Government National Mortgage Assoc.,
                Remic 01-4PM,
                6.50%, 3/20/2031                                726,345
  3,520,000   U.S. Treasury Bonds,
                9.25%, 2/15/2016                              4,627,285
  5,000,000   U.S. Treasury Zero Coupon Strips,
                0.00%, 2/15/2006                              4,183,655
  6,180,000   U.S. Treasury Zero Coupon Strips,
                0.00%, 2/15/2010                              3,975,285
                                                           ------------
Total United States Government & Agency Obligations
(Cost $92,068,024)                                         $ 94,854,602
                                                           ------------
                            SHORT-TERM INVESTMENT
              REPURCHASE AGREEMENT                  (2.3%)
$ 2,970,018   Bear Stearns & Co., Inc., 1.85%, Dated
                3/28/02, Due 4/1/02,
                Repurchase price $2,970,629,
                Collateralized by various U.S.
                Government securities                      $  2,970,018
                                                           ------------
Total Short-Term Investment--Repurchase Agreement
(Cost $2,970,018)                                          $  2,970,018
                                                           ------------
Total Investments (Cost $128,849,538)               99.7%  $131,395,223
Other assets in excess of liabilities                0.3%       408,889
                                                   -----   ------------
Net Assets                                         100.0%  $131,804,112
                                                   =====   ============

* Variable rate security. Rate presented represents rate in effect at March 31, 2002. Maturity reflects final maturity date.

See Notes to Financial Statements      32

                 Statement of Assets and Liabilities  March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $128,849,538)--Note 2(A)                                         $131,395,223
                          Receivable for investments sold                                        34,384
                          Interest receivable                                                   775,516
                          Other assets                                                           18,183
                                                                                           ------------
                                                                                            132,223,306
                        LIABILITIES:
                          Payable for investments purchased                       $304,153
                          Payable to investment manager                            34,450
                          Accrued expenses                                         80,591       419,194
                                                                                  -------  ------------
                        NET ASSETS at value, applicable to 2,884,884 outstanding
                          units of beneficial interest--Note 5                             $131,804,112
                                                                                           ============
                        NET ASSET VALUE offering and redemption price per unit
                          ($131,804,112 divided by 2,884,884 units)                        $      45.69
                                                                                           ============

                 Statement of Operations         Six Months Ended March 31, 2002
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                              $3,858,669
                            Securities lending                                      1,332
                                                                                  -------
                               Total Income                                                $ 3,860,001
                          Expenses:
                            Investment manager's fees--Note 3(A)                  220,014
                            Shareholder servicing fees and expenses--Note 3(B)    269,055
                            Custodian fees and expenses                            11,497
                            Legal and Auditing fees                                11,459
                            Consultant fees                                         7,355
                            Trustees' fees and expenses--Note 3(C)                 21,810
                            Printing and Postage                                    8,093
                            Insurance                                               8,737
                            Other                                                  23,275
                                                                                  -------
                               Net Expenses                                                    581,295
                                                                                           -----------
                        INVESTMENT INCOME--NET                                               3,278,706
                        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note
                          4:
                          Net realized gain on investments                         96,684
                          Net (decrease) in unrealized (depreciation) on
                          investments                                             (2,897,424)
                                                                                  -------
                        NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                   (2,800,740)
                                                                                           -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   477,966
                                                                                           ===========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               3/31/2002      YEAR ENDED
                                                                              (UNAUDITED)     9/30/2001
                                                                              ------------   ------------
                        OPERATIONS:
                          Investment income--net                              $ 3,278,706    $  9,781,846
                          Net realized gain (loss)                                 96,684        (349,406)
                          Net increase (decrease) in unrealized appreciation
                          (depreciation)                                       (2,897,424)     12,620,963
                                                                              ------------   ------------
                          Net increase in net assets resulting from
                          operations                                              477,966      22,053,403
                                                                              ------------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                   4,953,491      13,883,773
                          Value of units redeemed                              (6,069,107)    (57,425,864)
                                                                              ------------   ------------
                          Net (decrease) in net assets resulting from
                            capital transactions                               (1,115,616)    (43,542,091)
                                                                              ------------   ------------
                          Net (decrease)                                         (637,650)    (21,488,688)
                        NET ASSETS at beginning of period                     132,441,762     153,930,450
                                                                              ------------   ------------
                        NET ASSETS at end of period                           $131,804,112   $132,441,762
                                                                              ============   ============

                   See Notes to Financial Statements

INTERMEDIATE-TERM BOND FUND
Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
CORPORATE BONDS                                              (4.3%)
$  150,000   American Express Credit Corp.,
               7.45%, 8/10/2005                                     $   160,729
   500,000   Citigroup, Inc.,
               6.50%, 1/18/2011                                         502,436
   115,000   Cooper Industries, Inc.,
               Medium Term Note,
               5.88%, 2/20/2003                                         116,795
 1,005,000   Old Republic International Corp.,
               7.00%, 6/15/2007                                       1,028,900
                                                                    -----------
Total Corporate Bonds (Cost $1,791,858)                             $ 1,808,860
                                                                    -----------
MORTGAGES                                                   (10.4%)
$  243,444   BA Mortgage Securities, Inc.,
               Remic 1997-3 A2,
               7.00%, 1/25/2028                                     $   245,837
   731,592   Bear Stearns Mortgage Securities,
               Remic 1993-10 A9,
               7.20%, 7/25/2024                                         737,437
   306,507   CitiCorp Mortgage Securities, Inc.,
               Remic 1993-7 A3,
               7.00%, 6/25/2023                                         310,366
   689,810   CitiCorp Mortgage Securities, Inc.,
               Remic 1998-6 A3,
               6.80%, 7/25/2028                                         696,979
   266,737   Countrywide Funding Corp.,
               Remic 1993-12 A8,
               9.00%, 2/25/2024                                         280,509
    96,315   DLJ Acceptance Trust,
               Remic 1989-1F,
               11.00%, 8/1/2019                                         107,920
    82,107   GE Capital Mortgage Services, Inc.,
               Remic 1996-3 A4,
               7.00%, 3/25/2026                                          82,629
   125,707   GE Capital Mortgage Services, Inc.,
               Remic 1996-HE3 A4,
               7.49%, 9/25/2026                                         128,952
   203,423   GE Capital Mortgage Services, Inc.,
               Remic 1998-2 A12,
               7.00%, 1/25/2028                                         206,749
     4,200   John J Matterer,
               8.50%, 1/1/2005                                            4,200
    93,764   Prudential Home Mortgage Securities,
               Remic 1992-29 A9,
               8.00%, 10/25/2022                                         97,654

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
MORTGAGES (CONTINUED)
$  100,556   Prudential Home Mortgage Securities,
               Remic 1994-27, Class A5,
               8.25%, 9/25/2024                                     $   100,366
   400,000   Residential Asset Securitization Trust,
               Remic 1998-A6 IA2,
               6.75%, 7/25/2028                                         405,896
   171,943   Residential Funding Mortgage Securities, Section I,
               Remic 1996-S20 A7,
               7.75%, 9/25/2026
                                                                        171,613
   553,050   Residential Funding Mortgage Securities, Section I,
               Remic 1999-S13 A7,
               6.50%, 5/25/2029
                                                                        547,796
   289,962   Structured Asset Securities Corp.,
               Series 1998-ALS1 1A,
               6.90%, 1/25/2029                                         292,389
                                                                    -----------
Total Mortgages (Cost $4,388,844)                                   $ 4,417,292
                                                                    -----------
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS                                               (79.9%)
$  500,000   Federal Farm Credit Bank,
               8.00%, 2/24/2010                                     $   521,201
   350,000   Federal Home Loan Bank,
               8.10%, 5/25/2010                                         379,510
   500,000   Federal Home Loan Bank,
               8.05%, 6/21/2010                                         506,512
   500,000   Federal Home Loan Bank,
               7.90%, 8/16/2010                                         510,391
   500,000   Federal Home Loan Bank,
               6.45%, 4/26/2011                                         496,099
 1,000,000   Federal Home Loan Bank,
               5.85%, 11/15/2011                                        962,119
       120   Federal Home Loan Mortgage Corp.,
               Pool #200071,
               7.50%, 5/1/2002                                              121
     6,561   Federal Home Loan Mortgage Corp.,
               Pool #251363,
               8.75%, 5/1/2003                                            6,716
    48,473   Federal Home Loan Mortgage Corp.,
               Gold Pool #E30900,
               8.50%, 5/1/2006                                           50,833
 1,000,000   Federal Home Loan Mortgage Corp.,
               6.22%, 6/24/2008                                       1,013,151

See Notes to Financial Statements      35

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$1,119,950   Federal Home Loan Mortgage Corp.,
               Remic 1587Z,,
               6.50%, 10/15/2008                                    $ 1,153,313
 1,000,000   Federal Home Loan Mortgage Corp.,
               6.45%, 4/29/2009                                       1,000,028
   300,000   Federal Home Loan Mortgage Corp.,
               7.63%, 9/9/2009                                          306,845
    90,929   Federal Home Loan Mortgage Corp.,
               Pool #301687,
               9.00%, 2/1/2010                                           96,791
    94,509   Federal Home Loan Mortgage Corp.,
               Pool #298007,
               12.00%, 2/1/2016                                         104,631
   434,123   Federal Home Loan Mortgage Corp.,
               Remic 1899ZG,
               8.00%, 6/15/2018                                         465,616
   232,418   Federal Home Loan Mortgage Corp.,
               Pool #360037,
               10.00%, 9/1/2018                                         258,653
   120,063   Federal Home Loan Mortgage Corp.,
               Remic 34D,
               9.00%, 3/15/2020                                         125,914
    91,259   Federal Home Loan Mortgage Corp.,
               Remic 1261J,
               8.00%, 7/15/2021                                          91,459
   101,096   Federal Home Loan Mortgage Corp.,
               Remic 1332J,
               8.00%, 8/15/2021                                         101,728
   489,713   Federal Home Loan Mortgage Corp.,
               Remic 1316Z,
               8.00%, 6/15/2022                                         520,860
   756,117   Federal Home Loan Mortgage Corp.,
               Remic 1311K,
               7.00%, 7/15/2022                                         786,354
   159,000   Federal Home Loan Mortgage Corp.,
               Remic 1547PK,
               7.00%, 10/15/2022                                        164,469
   130,021   Federal Home Loan Mortgage Corp.,
               Remic 1770PH,
               8.00%, 8/15/2023                                         130,861
   367,000   Federal Home Loan Mortgage Corp.,
               Remic 1695EA,
               7.00%, 12/15/2023                                        378,071

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$  273,000   Federal Home Loan Mortgage Corp.,
               Remic 1663C,
               7.00%, 1/15/2024                                     $   282,224
   122,861   Federal Home Loan Mortgage Corp.,
               Remic 1669NF,
               9.00%, 2/15/2024                                         124,085
   198,986   Federal Home Loan Mortgage Corp.,
               Remic 1753D,
               8.50%, 9/15/2024                                         210,549
   268,000   Federal Home Loan Mortgage Corp.,
               Remic 1900N,
               7.50%, 11/15/2024                                        271,807
   634,000   Federal Home Loan Mortgage Corp.,
               Remic 2070B,
               6.00%, 7/15/2025                                         626,178
    91,562   Federal Home Loan Mortgage Corp.,
               Remic 1924A,
               10.00%, 8/15/2025                                         95,009
   909,879   Federal Home Loan Mortgage Corp.,
               Remic 2092DL,
               8.50%, 9/15/2027                                         994,400
 1,000,000   Federal Home Loan Mortgage Corp.,
               Remic 2343CE,
               6.50%, 12/15/2028                                        935,970
   786,900   Federal Home Loan Mortgage Corp.,
               Remic 2137GT,
               6.50%, 3/15/2029                                         777,456
     1,098   Federal National Mortgage Assoc.,
               Pool #47402,
               8.00%, 5/1/2002                                            1,105
     3,035   Federal National Mortgage Assoc.,
               Pool #47932,
               8.00%, 5/1/2002                                            3,056
       519   Federal National Mortgage Assoc.,
               Pool #48103,
               8.00%, 5/1/2002                                              522
    18,252   Federal National Mortgage Assoc.,
               Pool #50078,
               8.50%, 6/1/2003                                           18,770
    30,877   Federal National Mortgage Assoc.,
               Pool #355656,
               7.00%, 8/1/2003                                           31,757
    81,092   Federal National Mortgage Assoc.,
               Pool #82407,
               9.00%, 3/1/2004                                           83,479

See Notes to Financial Statements      36

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$   39,135   Federal National Mortgage Assoc.,
               Pool #104927,
               11.00%, 4/1/2005                                     $    41,390
   100,000   Federal National Mortgage Assoc.,
               Medium Term Note,
               6.58%, 12/17/2007                                        101,937
 1,000,000   Federal National Mortgage Assoc.,
               Medium Term Note,
               6.44%, 1/7/2008                                        1,017,764
   652,262   Federal National Mortgage Assoc.,
               Remic 1994-32Z,
               6.50%, 3/25/2009                                         667,624
   500,000   Federal National Mortgage Assoc.,
               6.36%, 4/9/2009                                          500,398
 2,500,000   Federal National Mortgage Assoc.,
               6.50%, 4/29/2009                                       2,506,042
   500,000   Federal National Mortgage Assoc.,
               Remic G93-32J,
               6.75%, 5/25/2009                                         506,716
   750,000   Federal National Mortgage Assoc.,
               8.05%, 6/28/2010                                         760,659
   295,000   Federal National Mortgage Assoc.,
               7.55%, 11/15/2010                                        302,976
   874,000   Federal National Mortgage Assoc.,
               5.85%, 10/18/2011                                        844,693
     7,070   Federal National Mortgage Assoc.,
               Remic 29-1,
               0.00%, 3/1/2018                                            5,927
    74,032   Federal National Mortgage Assoc.,
               Pool #87277,
               7.50%, 4/1/2018                                           77,182
   116,054   Federal National Mortgage Assoc.,
               Remic 1989-62G,
               8.60%, 10/25/2019                                        125,540
   186,551   Federal National Mortgage Assoc.,
               Pool #522694,
               10.50%, 2/1/2020                                         207,784
   296,070   Federal National Mortgage Assoc.,
               Remic 1992-202J,
               7.50%, 4/25/2020                                         304,032
    92,654   Federal National Mortgage Assoc.,
               Pool #313205,
               10.00%, 12/1/2020                                        102,378

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$   57,536   Federal National Mortgage Assoc.,
               Remic 1992-135J,
               7.50%, 2/25/2021                                     $    57,823
   400,000   Federal National Mortgage Assoc.,
               Remic 1993-26K,
               7.00%, 5/25/2021                                         412,283
   306,000   Federal National Mortgage Assoc.,
               Remic G-41PT,
               7.50%, 10/25/2021                                        323,500
   276,000   Federal National Mortgage Assoc.,
               Remic 1993-4K,
               7.50%, 11/25/2021                                        287,985
   108,548   Federal National Mortgage Assoc.,
               Pool #525171,
               9.00%, 12/1/2021                                         118,956
   131,679   Federal National Mortgage Assoc.,
               Remic 1992-88L,
               8.00%, 12/25/2021                                        136,050
   151,936   Federal National Mortgage Assoc.,
               Remic 1993-1G,
               7.50%, 1/25/2022                                         156,595
    42,225   Federal National Mortgage Assoc.,
               Pool #124796,
               10.50%, 4/1/2022                                          46,460
   205,081   Federal National Mortgage Assoc.,
               Remic 1993-112ZA,
               7.00%, 4/25/2022                                         210,131
   645,000   Federal National Mortgage Assoc.,
               Remic 1993-54J,
               6.75%, 10/25/2022                                        664,668
   192,000   Federal National Mortgage Assoc.,
               Remic 1993-4LA,
               8.00%, 1/25/2023                                         206,457
   700,000   Federal National Mortgage Assoc.,
               Remic 1993-89D,
               7.00%, 6/25/2023                                         724,681
   230,000   Federal National Mortgage Assoc.,
               Remic G93-38H,
               6.50%, 12/25/2023                                        230,138
 1,192,619   Federal National Mortgage Assoc.,
               Remic 1994-76KB,
               0.00%, 4/25/2024                                       1,082,710
   892,939   Federal National Mortgage Assoc.,
               Remic 1994-75N,
               7.00%, 4/25/2024                                         904,236

See Notes to Financial Statements      37

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$  621,934   Federal National Mortgage Assoc.,
               Pool # 303437,
               9.00%, 6/1/2025                                      $   677,571
       485   Government National Mortgage Assoc.,
               Pool #9335,
               8.25%, 4/15/2006                                             511
   163,420   Government National Mortgage Assoc.,
               Pool #409781,
               8.25%, 8/15/2025                                         175,389
 1,000,000   Government National Mortgage Assoc.,
               Remic 1997-8PM,
               7.00%, 4/16/2026                                       1,042,384
   180,972   Government National Mortgage Assoc., Series II,
               Pool #2326,
               8.50%, 11/20/2026                                        194,473
   722,883   Government National Mortgage Assoc.,
               Pool #440640,
               8.25%, 6/15/2027                                         773,525
    90,132   Government National Mortgage Assoc.,
               Pool #453323,
               8.25%, 9/15/2027                                          96,447
   159,714   Government National Mortgage Assoc.,
               Pool #453336,
               8.25%, 9/15/2027                                         170,903
    63,043   Government National Mortgage Assoc.,
               Pool #427291,
               8.25%, 12/15/2027                                         67,460

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$  375,000   Government National Mortgage Assoc.,
               Remic 2000-14CD,
               7.50%, 7/16/2029                                     $   391,269
 2,000,000   U.S. Treasury Strips,
               Series SO,
               0.00%, 8/15/2002                                       1,987,237
                                                                    -----------
Total United States Government & Agency Obligations
  (Cost $33,323,917)                                                $33,801,497
                                                                    -----------
                                     SHORT-TERM INVESTMENT
             REPURCHASE AGREEMENT                            (4.5%)
$1,908,283   Bear Stearns & Co., Inc., 1.85%, Dated 3/28/02, Due
               4/1/02, Repurchase price $1,908,675, Collateralized
               by various U.S. Government securities
                                                                    $ 1,908,283
                                                                    -----------
Total Short-Term Investment--Repurchase Agreement (Cost
$1,908,283)                                                         $ 1,908,283
                                                                    -----------
Total Investments (Cost $41,412,902)                         99.1%  $41,935,932
Other assets in excess of liabilities                         0.9%      374,907
                                                            -----   -----------
Net Assets                                                  100.0%  $42,310,839
                                                            =====   ===========

See Notes to Financial Statements      38

                 Statement of Assets and Liabilities  March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $41,412,902)--Note 2(A)                                            $41,935,932
                          Receivable for investments sold                                         15,738
                          Interest receivable                                                    415,880
                          Other assets                                                            12,700
                                                                                             -----------
                                                                                              42,380,250
                        LIABILITIES:
                          Payable to investment manager                             $13,074
                          Accrued expenses                                           56,337       69,411
                                                                                    -------  -----------
                        NET ASSETS at value, applicable to 1,038,279 outstanding
                          units of beneficial interest--Note 5                               $42,310,839
                                                                                             ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($42,310,839 divided by 1,038,279 units)                           $     40.75
                                                                                             ===========

                 Statement of Operations         Six Months Ended March 31, 2002
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                               $1,303,811
                            Securities lending                                           755
                                                                                   ---------
                               Total Income                                                   $1,304,566
                          Expenses:
                            Investment manager's fees--Note 3(A)                      83,831
                            Shareholder servicing fees and expenses--Note 3(B)       117,049
                            Custodian fees and expenses                                5,912
                            Legal and Auditing fees                                   11,460
                            Consultant fees                                            7,355
                            Trustees' fees and expenses--Note 3(C)                    21,810
                            Printing and Postage                                       8,093
                            Insurance                                                  2,855
                            Other                                                     22,246
                                                                                   ---------
                               Total Expenses                                                   280,611
                                                                                              ---------
                        INVESTMENT INCOME--NET                                                1,023,955
                        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note
                          4:
                          Net realized gain on investments                            29,232
                          Net (decrease) in unrealized (depreciation) on
                          investments                                               (764,439)
                                                                                   ---------
                        NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                      (735,207)
                                                                                              ---------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 288,748
                                                                                              =========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                 3/31/2002     YEAR ENDED
                                                                                (UNAUDITED)    9/30/2001
                                                                                -----------   ------------
                        OPERATIONS:
                          Investment income--net                                $1,023,955    $  2,780,097
                          Net realized gain (loss)                                  29,232        (111,612)
                          Net increase (decrease) in unrealized appreciation
                          (depreciation)                                          (764,439)      2,433,334
                                                                                -----------   ------------
                          Net increase in net assets resulting from operations     288,748       5,101,819
                                                                                -----------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                    1,109,417       4,681,948
                          Value of units redeemed                               (2,106,045)    (18,569,843)
                                                                                -----------   ------------
                          Net (decrease) in net assets resulting from capital
                            transactions                                          (996,628)    (13,887,895)
                                                                                -----------   ------------
                          Net (decrease)                                          (707,880)     (8,786,076)
                        NET ASSETS at beginning of period                       43,018,719      51,804,795
                                                                                -----------   ------------
                        NET ASSETS at end of period                             $42,310,839   $ 43,018,719
                                                                                ===========   ============

                   See Notes to Financial Statements

SHORT-TERM INVESTMENT FUND
Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
COMMERCIAL PAPER                                             (8.1%)
$  700,000   General Electric Capital Corp.,
               1.81%, 8/2/2002                                      $   695,072
   850,000   Gillette Co.,
               1.80%, 5/15/2002                                         848,067
                                                                    -----------
Total Commercial Paper (Cost $1,543,568)                            $ 1,543,139
                                                                    -----------
CORPORATE BONDS                                             (17.4%)
$  100,000   Associates Corp. N.A.,
               7.50%, 4/15/2002                                     $   100,244
    70,000   Associates Corp. N.A.,
               6.50%, 7/15/2002                                          70,804
    50,000   Associates Corp. N.A.,
               6.38%, 10/15/2002                                         50,967
    50,000   Associates Corp. N.A.,
               6.00%, 12/1/2002                                          50,994
   105,000   Bank of America Corp.,
               7.20%, 9/15/2002                                         107,028
   613,000   Citigroup, Inc., Medium Term Note,
               7.45%, 6/6/2002                                          618,822
   600,000   E. I. Dupont de Nemours & Co.,
               6.75%, 10/15/2002                                        613,362
   175,000   General Electric Capital Corp.,
               Medium Term Note,
               7.26%, 4/29/2002                                         175,765
   160,000   Merrill Lynch & Co., Inc., Medium
               Term Note, 7.25%, 7/26/2002                              162,507
   170,000   Morgan Stanley Dean Witter & Co.,
               6.38%, 8/1/2002                                          172,226
   235,000   Norwest Corp., Medium Term Note,
               6.80%, 5/15/2002                                         236,394
   500,000   Pitney Bowes Credit Corp.,
               8.80%, 2/15/2003                                         524,225
   205,000   Wal-Mart Stores, Inc.,
               6.75%, 5/15/2002                                         206,097
   200,000   Wal-Mart Stores, Inc.,
               6.88%, 8/1/2002                                          203,026
                                                                    -----------
Total Corporate Bonds (Cost $3,294,074)                             $ 3,292,461
                                                                    -----------
MORTGAGES                                                    (1.5%)
$  278,409   Vendee Mortgage Trust,
               Remic 1996-3 1H,
               6.75%, 12/15/2003                                    $   285,344
                                                                    -----------
Total Mortgages (Cost $286,094)                                     $   285,344
                                                                    -----------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
                                                            (68.4%)
$  500,000   Federal Farm Credit Bank,
               5.25%, 5/1/2002                                      $   501,431
   500,000   Federal Farm Credit Bank,
               2.70%, 3/19/2003                                         498,729
   500,000   Federal Farm Credit Bank,
               3.00%, 8/28/2003                                         496,538
   500,000   Federal Farm Credit Bank,
               3.49%, 11/26/2003                                        497,929
   105,000   Federal Home Loan Bank,
               6.30%, 4/4/2002                                          105,088
   200,000   Federal Home Loan Bank,
               6.58%, 7/19/2002                                         202,631
   500,000   Federal Home Loan Bank,
               5.27%, 7/25/2002                                         504,878
   500,000   Federal Home Loan Bank,
               2.20%, 12/05/2002                                        498,968
   535,000   Federal Home Loan Bank,
               5.92%, 12/19/2002                                        547,601
   120,000   Federal Home Loan Bank,
               5.91%, 12/23/2002                                        122,844
 1,050,000   Federal Home Loan Bank,
               6.34%, 12/30/2002                                      1,078,573
   500,000   Federal Home Loan Bank,
               2.80%, 1/24/2003                                         500,151
    50,000   Federal Home Loan Bank,
               7.00%, 2/14/2003                                          51,774
   500,000   Federal Home Loan Bank,
               2.35%, 2/21/2003                                         497,821
   500,000   Federal Home Loan Bank,
               7.08%, 4/10/2003                                         500,608
   500,000   Federal Home Loan Bank,
               2.57%, 5/28/2003                                         496,270
   500,000   Federal Home Loan Bank,
               3.45%, 10/15/2003                                        498,588
   380,000   Federal Home Loan Bank,
               3.30%, 12/26/2003                                        376,762
   500,000   Federal Home Loan Bank,
               3.42%, 2/19/2004                                         495,427
   500,000   Federal Home Loan Bank,
               4.00%, 4/8/2004                                          499,469
   205,780   Federal Home Loan Mortgage Corp.,
               Pool #L80157,
               7.00%, 7/1/2002                                          209,852
   186,000   Federal Home Loan Mortgage Corp.,
               6.25%, 10/15/2002                                        189,925

See Notes to Financial Statements      41

Statement of Investments
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
$   97,798   Federal Home Loan Mortgage Corp.,
               Gold Pool #G40164,
               6.50%, 11/1/2002                                     $    99,479
    64,558   Federal Home Loan Mortgage Corp.,
               Gold Pool #N96538,
               6.00%, 6/1/2003                                           65,569
   100,000   Federal Home Loan Mortgage Corp.,
               Medium Term Note,
               4.30%, 11/28/2003                                        100,596
   163,338   Federal National Mortgage Assoc.,
               Pool #73142,
               6.80%, 7/1/02                                            163,547
   200,000   Federal National Mortgage Assoc.,
               Medium Term Note,
               5.90%, 10/10/2002                                        203,702
   555,000   Federal National Mortgage Assoc.,
               Medium Term Note,
               5.95%, 10/16/2002                                        565,647
    30,576   Federal National Mortgage Assoc.,
               Pool #333347,
               6.50%, 12/1/2002                                          31,095
    51,792   Federal National Mortgage Assoc.,
               Pool #345817,
               5.50%, 5/1/2003                                           52,719

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
$  300,000   Federal National Mortgage Assoc.,
               Medium Term Note,
               6.05%, 6/30/2003                                     $   309,958
 1,000,000   Federal National Mortgage Assoc.,
               4.85%, 12/26/2003                                      1,006,419
 1,000,000   Federal National Mortgage Assoc.,
               3.50%, 2/20/2004                                         992,194
                                                                    -----------
Total United States Government & Agency Obligations (Cost
$12,998,064)                                                        $12,962,782
                                                                    -----------
                                     SHORT-TERM INVESTMENT
             REPURCHASE AGREEMENT                            (6.2%)
$1,173,772   Bear Stearns & Co., Inc., 1.85%,
               Dated 3/28/02, Due 4/1/02,
               Repurchase price $1,174,013,
               Collateralized by various
               U.S. Government securities                           $ 1,173,772
                                                                    -----------
Total Short-Term Investment--
Repurchase Agreement (Cost $1,173,772)                              $ 1,173,772
                                                                    -----------
Total Investments (Cost $19,295,572)                        101.6%  $19,257,498
Liabilities in excess of other assets                        (1.6)%    (311,166)
                                                            -----   -----------
Net Assets                                                  100.0%  $18,946,332
                                                            =====   ===========

See Notes to Financial Statements      42

                 Statement of Assets and Liabilities  March 31, 2002 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $19,295,572)--Note 2(A)                                           $19,257,498
                          Interest receivable                                                   213,520
                          Other assets                                                           23,039
                                                                                            -----------
                                                                                             19,494,057
                        LIABILITIES:
                          Payable for investments purchased                       $499,875
                          Payable to investment manager                              3,718
                          Accrued expenses                                          44,132      547,725
                                                                                  --------  -----------
                        NET ASSETS at value, applicable to 727,546 outstanding
                          units of beneficial interest--Note 5                              $18,946,332
                                                                                            ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($18,946,332 divided by 727,546 units)                            $     26.04
                                                                                            ===========

                 Statement of Operations         Six Months Ended March 31, 2002
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                                  $299,478
                            Securities lending                                              92
                                                                                      --------
                               Total Income                                                      $299,570
                          Expenses:
                            Investment manager's fees--Note 3(A)                        24,523
                            Shareholder servicing fees and expenses--Note 3(B)          58,855
                            Custodian fees and expenses                                  4,211
                            Legal and Auditing fees                                     10,085
                            Consultant fees                                              7,355
                            Trustees' fees and expenses--Note 3(C)                      21,810
                            Printing and Postage                                         8,093
                            Insurance                                                    1,122
                            Other                                                       17,490
                                                                                      --------
                               Total Expenses                                          153,544
                               Less expense reimbursement--Note 3(A)                   (75,067)
                                                                                      --------
                               Net Expenses                                                        78,477
                                                                                                 --------
                        INVESTMENT INCOME--NET                                                    221,093
                        REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
                          Net realized (loss) on investments                           (12,611)
                          Net (decrease) in unrealized (depreciation) on investments   (79,810)
                                                                                      --------
                        NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                         (92,421)
                                                                                                 --------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $128,672
                                                                                                 ========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                  3/31/2002    YEAR ENDED
                                                                                 (UNAUDITED)    9/30/2001
                                                                                 -----------   -----------
                        OPERATIONS:
                          Investment income--net                                 $  221,093    $   902,868
                          Net realized gain (loss)                                  (12,611)        27,936
                          Net increase (decrease) in unrealized appreciation
                          (depreciation)                                            (79,810)        67,269
                                                                                 -----------   -----------
                          Net increase in net assets resulting from operations      128,672        998,073
                                                                                 -----------   -----------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                     3,478,293     11,540,487
                          Value of units redeemed                                (5,306,769)   (11,062,531)
                                                                                 -----------   -----------
                          Net increase (decrease) in net assets resulting from
                          capital transactions                                   (1,828,476)       477,956
                                                                                 -----------   -----------
                          Net increase (decrease)                                (1,699,804)     1,476,029
                        NET ASSETS at beginning of period                        20,646,136     19,170,107
                                                                                 -----------   -----------
                        NET ASSETS at end of period                              $18,946,332   $20,646,136
                                                                                 ===========   ===========

                   See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)
                 NOTE 1--GENERAL
                     Participation in RSI Retirement Trust ("the Trust") is
                 limited to IRA's and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations determined by the Trustees of the Trust to have business interests in common with organizations participating in the Trust. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans which are qualified under Section 401 of the Code ("Participating Plans").

                     In order to provide investment products to Participating
                 Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing, as of March 31, 2002, seven classes of units of beneficial interest:
                 Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940 ("Act"). Retirement System Distributors Inc. ("Distributors") acts as the distributor of the Investment Funds' units of beneficial interest. The Distributor is a wholly owned subsidiary of Retirement System Group Inc. ("RSGroup-Registered Trademark-").

                     The financial statements of the Investment Funds are
                 presented on a combined and individual basis. The combined financial statements should be read in conjunction with the individual financial statements.

                 NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

                 (A) SECURITIES VALUATION:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

                     (1) each listed equity security is valued at its closing
                         price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price or bid price;

                     (2) each unlisted equity security quoted on the NASDAQ is
                         valued at the last current bid price obtained from the NASDAQ;

                     (3) United States Government and agency obligations and
                         certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

                     (4) short-term money market instruments (such as
                         certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

    Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by the the Trust's Trustees.

    Investments and other assets and liabilities denominated in foreign currencies are translated to United States dollars at the prevailing rate of exchange. It is not practical to isolate that portion of income arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date plus one basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

(C) REPURCHASE AGREEMENTS: The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D) SECURITIES LOANS: The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

    Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received. When other forms of collateral are received the assets and liabilities are generally not recognized as the counterparties have the ability to reclaim the collateral on short notice from the Investment Funds.

(E) DIVIDENDS TO UNITHOLDERS: The Trust does not normally declare nor pay dividends on its net investment income or capital gains.

(F) FEDERAL INCOME TAXES: The Trust has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under
    Section 501(a) of the Internal Revenue Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

(G) ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

(H) OTHER: The Trust accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated evenly between each Investment Fund.

    Administrative expenses incurred by the Trust relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment Funds.

(I) FINANCIAL FUTURE CONTRACTS: The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

(J) OPTIONS VALUATION: The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and "marked to market" daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

(K) FORWARD CURRENCY CONTRACTS: A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(A) Retirement System Investors Inc. ("RSI") is the Investment Advisor for each Investment Fund. RSI has retained sub-advisors to manage the International Equity Fund and a portion of the Emerging Growth Equity Fund. RSI acts as Investment Manager to the remaining Trust Investment Funds, and in the case of all Investment Funds, exercises general oversight with respect to the portfolio management, including reporting of manager performance to the Trustees and Investment Committee, compliance matters, sub-advisory portfolio analysis, and presentations to unitholders.

    Fees incurred by RSI pursuant to the provisions of its investment management contracts are payable monthly to RSI and quarterly to all sub-advisors and are computed based on the value of the net assets of each Investment Fund determined on a monthly or quarterly basis as appropriate at the rates listed in the following table.

    The table of rates below are those as of March 31, 2002 as approved by the unitholders.

      INVESTMENT FUND             INVESTMENT MANAGER              FEE
      ---------------             ------------------              ---
      Core Equity Fund           Retirement System     .60% on first $50 million
                                 Investors Inc.        .50% on next $150
                                                       million,
                                                       and .40% over $200
                                                       million
      Value Equity Fund          Retirement System     .60% on first $50
                                 Investors Inc.        million,
                                                       .50% on next $150
                                                       million,
                                                       and .40% over $200
                                                       million
      Emerging Growth            Retirement System     1.00%
        Equity Fund              Investors Inc.        1.00% on first $25
                                 HLM Management        million,
                                 Company, Inc.         .80% on next $25 million,
                                 (sub-advisor)         and .60% over $50 million
      International              Bank of Ireland       .75% on first $20
        Equity Fund              Asset                 million,
                                 Management (U.S.)     .50% on next $30 million,
                                 Limited               and .35% over $50 million
                                 (sub-advisor)
      Actively Managed           Retirement System     .40% on first $50
        Bond Fund                Investors Inc.        million,
                                                       .30% on next $100
                                                       million,
                                                       and .20% over $150
                                                       million
      Intermediate-Term          Retirement System     .40% on first $50
        Bond Fund                Investors Inc.        million,
                                                       .30% on next $100
                                                       million,
                                                       and .20% over $150
                                                       million
      Short-Term                 Retirement System     .25% on first $50
        Investment Fund          Investors Inc.        million,
                                                       and .20% over $50 million

    The Trust's investment management agreement with RSI provides for RSI to receive a management fee of 0.20% per annum of the average daily net assets of the Investment Funds that employ a sub-advisor. For the six months ended March 31, 2002, RSI has voluntarily waived a portion of its investment manager's fee from the Short-Term Investment Fund amounting to $75,067 to limit the Fund's annual expenses to 0.80% of average net assets.

(B) Shareholder servicing fees and expenses for the year ended consist of fees paid to Retirement System Consultants Inc., (a subsidiary of
    RSGROUP-Registered Trademark-) under a contract for providing administrative services for the Investment Funds. The fee arrangement applicable for each of the Investment Funds is as follows:

          AVERAGE NET ASSETS                    FEE
          ------------------                    ---
          First $25 million                     .60%
          Next $25 million                      .50%
          Next $25 million                      .40%
          Over $75 million                      .30%

(C) Each Trustee who is not an officer of the Trust receives an annual fee of $15,000 and a fee of $950 per meeting attended, except that such fee is $400 for a telephonic meeting. Such Trustees also participate in a deferred compensation plan which permits each Trustee to defer payment of a portion of their fees. A Trustee and several officers of the Trust are also officers of RSGROUP-Registered Trademark- and its subsidiaries.

NOTE 4--SECURITIES TRANSACTIONS
    The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the six months ended March 31, 2002:

                                                               PURCHASES       SALES
                                                               ---------       -----
Core Equity Fund                                              $ 5,649,400   $ 1,272,616
Value Equity Fund                                              13,419,492    15,147,930
Emerging Growth Equity Fund                                    35,638,126    35,855,868
International Equity Fund                                       4,349,506     4,487,231
Actively Managed Bond Fund                                     22,162,488    22,771,614
Intermediate-Term Bond Fund                                    12,667,256     9,916,735

    Net unrealized appreciation (depreciation) consisting of gross unrealized appreciation and gross unrealized depreciation at March 31, 2002 for each of the Investment Funds was as follows:

                                                   NET UNREALIZED      GROSS          GROSS
                                                    APPRECIATION     UNREALIZED     UNREALIZED
                                                   (DEPRECIATION)   APPRECIATION   DEPRECIATION
                                                   --------------   ------------   ------------
Core Equity Fund                                     $69,717,469    $84,378,506    $(14,661,037)
Value Equity Fund                                     11,402,770     15,293,659      (3,890,889)
Emerging Growth Equity Fund                            4,769,351     13,803,335      (9,033,984)
International Equity Fund                             (6,410,609)     3,212,256      (9,622,865)
Actively Managed Bond Fund                             2,545,685      4,183,148      (1,637,463)
Intermediate-Term Bond Fund                              523,030        764,862        (241,832)
Short-Term Investment Fund                                38,074          9,243         (47,317)

    The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans at March 31, 2002:

                                                               VALUE OF
                                                              SECURITIES     VALUE OF
                                                                LOANED      COLLATERAL
                                                                ------      ----------
Core Equity Fund                                              $ 2,263,700   $ 2,441,347
Value Equity Fund                                               2,447,199     2,490,122
Emerging Growth Equity Fund                                    10,343,012    10,769,973
International Equity Fund                                         198,740       205,200

    These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

    For the six months ended March 31, 2002 the Emerging Growth Equity Fund and the Value Equity Fund, each had expenses paid through brokerage/service arrangements which amounted to $6,550 and $7,717 respectively.

NOTE 5--CAPITAL TRANSACTIONS:
    At March 31, 2002 there were an unlimited number of units of beneficial interest authorized for each Investment Fund.

    Transactions in the units of beneficial interest of each Investment Fund for the six months ended March 31, 2002 were as follows:

                                                  CORE EQUITY                         VALUE
                                                      FUND                         EQUITY FUND
                                                      ----                         -----------
                                             UNITS         AMOUNT             UNITS        AMOUNT
                                             -----         ------             -----        ------
Units sold                                    74,591    $  6,488,942          54,789     $ 4,518,522
Units redeemed                              (137,733)    (11,990,394)        (69,362)     (5,741,392)
                                            --------    ------------         -------     -----------
Net increase (decrease)                      (63,142)   $ (5,501,452)        (14,573)    $(1,222,870)
                                            ========    ============         =======     ===========

                                                 EMERGING GROWTH                  INTERNATIONAL
                                                   EQUITY FUND                     EQUITY FUND
                                                   -----------                     -----------
                                              UNITS        AMOUNT             UNITS        AMOUNT
                                              -----        ------             -----        ------
Units sold                                    44,452     $ 3,736,100          23,398     $ 1,114,132
Units redeemed                               (70,766)     (5,924,159)        (45,245)     (2,134,825)
                                             -------     -----------         -------     -----------
Net increase (decrease)                      (26,314)    $(2,188,059)        (21,847)    $(1,020,693)
                                             =======     ===========         =======     ===========

                                                ACTIVELY MANAGED                INTERMEDIATE-TERM
                                                    BOND FUND                       BOND FUND
                                                    ---------                       ---------
                                              UNITS        AMOUNT             UNITS        AMOUNT
                                              -----        ------             -----        ------
Units sold                                    108,312    $ 4,953,491          27,240     $ 1,109,417
Units redeemed                               (132,539)    (6,069,107)        (51,720)     (2,106,045)
                                             --------    -----------         -------     -----------
Net increase (decrease)                       (24,227)   $(1,115,616)        (24,480)    $  (996,628)
                                             ========    ===========         =======     ===========

                                                  SHORT-TERM
                                                INVESTMENT FUND
                                                ---------------
                                             UNITS        AMOUNT
                                             -----        ------
Units sold                                   133,766    $ 3,478,293
Units redeemed                              (204,064)    (5,306,769)
                                            --------    -----------
Net increase (decrease)                      (70,298)   $(1,828,476)
                                            ========    ===========

    Transactions in the units of beneficial interest of each Investment Fund for the year ended September 30, 2001 were as follows:

                                                CORE EQUITY                         VALUE
                                                    FUND                         EQUITY FUND
                                                    ----                         -----------
                                           UNITS         AMOUNT             UNITS         AMOUNT
                                           -----         ------             -----         ------
Units sold                                 450,183    $ 42,935,347          179,164    $ 15,907,563
Units redeemed                            (245,973)    (24,421,808)        (222,442)    (19,440,009)
                                          --------    ------------         --------    ------------
Net increase (decrease)                    204,210    $ 18,513,539          (43,278)   $ (3,532,446)
                                          ========    ============         ========    ============

                                              EMERGING GROWTH                   INTERNATIONAL
                                                EQUITY FUND                      EQUITY FUND
                                                -----------                      -----------
                                           UNITS         AMOUNT             UNITS         AMOUNT
                                           -----         ------             -----         ------
Units sold                                 238,674    $ 21,613,981          232,958    $ 12,491,880
Units redeemed                            (154,347)    (14,507,226)         (93,149)     (5,139,031)
                                          --------    ------------         --------    ------------
Net increase (decrease)                     84,327    $  7,106,755          139,809    $  7,352,849
                                          ========    ============         ========    ============

                                              ACTIVELY MANAGED                 INTERMEDIATE-TERM
                                                 BOND FUND                         BOND FUND
                                                 ---------                         ---------
                                           UNITS          AMOUNT             UNITS         AMOUNT
                                           -----          ------             -----         ------
Units sold                                  328,806    $ 13,883,773          121,971    $  4,681,948
Units redeemed                           (1,335,260)    (57,425,864)        (477,458)    (18,569,843)
                                         ----------    ------------         --------    ------------
Net increase (decrease)                  (1,006,454)   $(43,542,091)        (355,487)   $(13,887,895)
                                         ==========    ============         ========    ============

                                                  SHORT-TERM
                                               INVESTMENT FUND
                                               ---------------
                                            UNITS          AMOUNT
                                            -----          ------
Units sold                                   455,181    $ 11,540,487
Units redeemed                              (437,870)    (11,062,531)
                                          ----------    ------------
Net increase (decrease)                       17,311    $    477,956
                                          ==========    ============

    Net Assets at March 31, 2002 are comprised as follows:

                                                                            EMERGING
                                            CORE EQUITY       VALUE          GROWTH      INTERNATIONAL
                                               FUND            FUND       EQUITY FUND     EQUITY FUND
                                               ----            ----       -----------     -----------
Paid-in capital (deficit)                  $(178,688,088)  $(52,288,938)  $(63,301,206)   $14,880,152
Accumulated income (loss)                     51,333,508     21,872,143     (7,735,151)    (1,717,199)
Accumulated realized gain                    218,877,792    100,796,153    133,690,137     43,949,484
Unrealized appreciation (depreciation)        69,717,469     11,402,770      4,769,351     (6,412,062)
                                           -------------   ------------   ------------    -----------
                                           $ 161,240,681   $ 81,782,128   $ 67,423,131    $50,700,375
                                           =============   ============   ============    ===========

                                                     ACTIVELY      INTERMEDIATE-
                                                      MANAGED          TERM          SHORT-TERM
                                                     BOND FUND       BOND FUND     INVESTMENT FUND
                                                     ---------       ---------     ---------------
Paid-in capital (deficit)                          $(108,331,197)  $(110,915,811)   $(27,984,289)
Accumulated income                                   201,845,807     137,084,153      45,697,424
Accumulated realized gain                             35,743,817      15,619,467       1,271,271
Unrealized appreciation (depreciation)                 2,545,685         523,030         (38,074)
                                                   -------------   -------------    ------------
                                                   $ 131,804,112   $  42,310,839    $ 18,946,332
                                                   =============   =============    ============

NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK:
    As of March 31, 2002, the International Equity Fund had outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements at the Fund's net unrealized gain of $2,570, which is the difference between the forward foreign exchange rates at the dates of entry into the contracts, and the forward rates at March 31, 2002.

                                              SETTLEMENT   UNREALIZED
              FORWARD CURRENCY CONTRACTS         DATE      GAIN (LOSS)
              --------------------------         ----      -----------
           Long Contracts
5,351,996    Japanese Yen for U.S. $40,423       4/1/02       $   (41)
                                                              -------
                                                              $   (41)
                                                              -------
           Short Contracts
   55,347    Euro for U.S. $48,451               4/2/02       $   166
   97,642    Euro for U.S. $85,195               4/2/02            12
   53,329    Euro for U.S. $46,529               4/3/02            12
2,642,138    Japanese Yen for U.S. $19,933       4/1/02            (2)
3,463,328    Japanese Yen for U.S. $26,089       4/1/02           (42)
31,678,000   Japanese Yen for U.S. $236,051     4/15/02        (3,169)
24,526,000   Japanese Yen for U.S. $185,280     4/15/02            69
47,999,000   Japanese Yen for U.S. $362,804     4/22/02           190
58,521,000   Japanese Yen for U.S. $455,073     5/13/02        12,433
46,083,000   Japanese Yen for U.S. $343,980      6/3/02        (5,003)
64,778,000   Japanese Yen for U.S. $489,167     6/28/02        (2,055)
                                                              -------
                                                              $ 2,611
                                                              -------
             Net Unrealized Gain                              $ 2,570
                                                              =======

                 NOTE 7--FINANCIAL HIGHLIGHTS

                                                                                  CORE EQUITY FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                     3/31/2002      ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)   9/30/2001    9/30/2000    9/30/1999    9/30/1998    9/30/1997
                                                    -----------   ---------    ---------    ---------    ---------    ---------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                  $  80.20     $ 118.08     $ 106.30     $  79.41     $  76.11     $  56.57
                                                     --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net           0.16         0.60         0.33         0.37         0.58         0.60
                        Net realized and
                          unrealized gain (loss)
                          on investments                 7.24       (38.48)       11.45        26.52         2.72        18.94
                                                     --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                     7.40       (37.88)       11.78        26.89         3.30        19.54
                                                     --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of
                          the Period                 $  87.60     $  80.20     $ 118.08     $ 106.30     $  79.41     $  76.11
                                                     ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                    9.23 %     (32.08)%      11.08 %      33.86 %       4.34 %      34.54 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                      (1.03)%      (1.01)%      (0.99)%      (0.97)%      (0.94)%      (0.90)%
                          Investment Income--net         0.39 %       0.60 %       0.29 %       0.37 %       0.72 %       0.92 %
                        Portfolio Turnover Rate+         0.83 %       7.58 %       5.86 %       8.89 %       5.62 %       5.68 %
                        Net Assets at End of the
                          Period ($1,000's)          $161,241     $152,684     $200,691     $174,373     $176,367     $212,273

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                                  VALUE EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2002      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2001    9/30/2000    9/30/1999    9/30/1998    9/30/1997
                                                     -----------   ---------    ---------    ---------    ---------    ---------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  77.46     $  88.10     $  72.01     $  56.27     $  57.36     $  39.67
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net            0.31         0.68         0.73         0.66         0.57         0.60
                        Net realized and unrealized
                          gain (loss) on
                          investments                     8.68       (11.32)       15.36        15.08        (1.66)       17.09
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                      8.99       (10.64)       16.09        15.74        (1.09)       17.69
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  86.45     $  77.46     $  88.10     $  72.01     $  56.27     $  57.36
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                    11.61 %     (12.08)%      22.34 %      27.97 %      (1.90)%      44.59 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                       (1.25)%      (1.18)%      (1.08)%      (1.06)%      (1.13)%      (1.21)%
                          Expenses Including
                            Expense Offsets              (1.23)%      (1.17)%      (1.05)%      (1.02)%      (1.11)%      (1.20)%
                          Investment Income--net          0.75 %       0.77 %       0.91 %       0.94 %       0.93 %       1.26 %
                        Portfolio Turnover Rate+         17.86 %      38.58 %      71.85 %      90.14 %      95.66 %      99.25 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 81,782     $ 74,405     $ 88,445     $ 84,839     $ 63,931     $ 60,389

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                             EMERGING GROWTH EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2002      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2001    9/30/2000    9/30/1999    9/30/1998    9/30/1997
                                                     -----------   ---------    ---------    ---------    ---------    ---------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  74.78     $ 131.34     $  80.96     $  54.90     $  84.47     $  67.07
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:
                        Investment (loss)--net           (0.71)       (1.24)       (1.62)       (1.05)       (0.90)       (0.95)
                        Net realized and unrealized
                          gain (loss) on
                          investments                     9.22       (55.32)       52.00        27.11       (28.67)       18.35
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                      8.51       (56.56)       50.38        26.06       (29.57)       17.40
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  83.29     $  74.78     $ 131.34     $  80.96     $  54.90     $  84.47
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                    11.38 %     (43.06)%      62.23 %      47.47 %     (35.01)%      25.94 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                       (1.98)%      (1.91)%      (1.80)%      (2.02)%      (2.02)%      (1.98)%
                          Expenses Including
                            Expense Offsets              (1.96)%      (1.89)%      (1.79)%      (1.99)%      (1.94)%      (1.98)%
                          Investment (loss)--net         (1.74)%      (1.29)%      (1.37)%      (1.55)%      (1.22)%      (1.39)%
                        Portfolio Turnover Rate+         54.75 %     102.33 %     137.97 %     222.98 %     204.41 %     177.68 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 67,423     $ 62,503     $ 98,703     $ 76,191     $ 55,287     $ 91,589

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                              INTERNATIONAL EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2002      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2001    9/30/2000    9/30/1999    9/30/1998    9/30/1997
                                                     -----------   ---------    ---------    ---------    ---------    ---------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  45.54     $  61.82     $  55.87     $  45.44     $  51.09     $  45.25
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income
                          (loss)--net                    (0.13)        0.25         0.09        (0.21)       (0.14)       (0.14)
                        Net realized and unrealized
                          gain (loss) on
                          investments                     3.35       (16.53)        5.86        10.64        (5.51)        5.98
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                      3.22       (16.28)        5.95        10.43        (5.65)        5.84
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  48.76     $  45.54     $  61.82     $  55.87     $  45.44     $  51.09
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                     7.07 %     (26.33)%      10.65 %      22.95 %     (11.06)%      12.91 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                       (1.70)%      (1.62)%      (1.64)%      (1.98)%      (2.02)%      (1.98)%
                          Expenses Including
                            Expense Offsets              (1.70)%      (1.62)%      (1.64)%      (1.97)%      (1.94)%      (1.96)%
                          Investment Income
                            (Loss)--net                  (0.55)%       0.45 %       0.14 %      (0.39)%      (0.27)%      (0.29)%
                        Portfolio Turnover Rate+          9.22 %      15.79 %      30.82 %     120.42 %      92.82 %      61.87 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 50,700     $ 48,356     $ 56,991     $ 49,288     $ 34,083     $ 35,276

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                                  ACTIVELY MANAGED
                                                                                     BOND FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                     3/31/2002      ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)   9/30/2001    9/30/2000    9/30/1999    9/30/1998    9/30/1997
                                                    -----------   ---------    ---------    ---------    ---------    ---------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                  $  45.53     $  39.31     $  37.21     $  37.73     $  33.89     $  30.79
                                                     --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net           1.13         2.78         2.67         2.32         2.19         2.04
                        Net realized and
                          unrealized gain (loss)
                          on investments                (0.97)        3.44        (0.57)       (2.84)        1.65         1.06
                                                     --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                     0.16         6.22         2.10        (0.52)        3.84         3.10
                                                     --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of
                          the Period                 $  45.69     $  45.53     $  39.31     $  37.21     $  37.73     $  33.89
                                                     ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                    0.35 %      15.82 %       5.64 %      (1.38)%      11.33 %      10.07 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                      (0.89)%      (0.85)%      (0.82)%      (0.78)%      (0.81)%      (0.81)%
                          Investment Income--net         5.03 %       6.54 %       7.09 %       6.17 %       6.16 %       6.32 %
                        Portfolio Turnover Rate+        17.38 %      11.60 %      16.81 %      42.18 %      71.12 %      69.29 %
                        Net Assets at End of the
                          Period ($1,000's)          $131,804     $132,442     $153,930     $184,197     $162,355     $147,139

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                                                  INTERMEDIATE-TERM
                                                                                      BOND FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2002      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2001    9/30/2000    9/30/1999    9/30/1998    9/30/1997
                                                     -----------   ---------    ---------    ---------    ---------    ---------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  40.48     $  36.53     $  34.54     $  34.10     $  31.55     $  29.30
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net            0.98         2.17         2.07         1.85         1.93         1.78
                        Net realized and unrealized
                          gain (loss) on
                          investments                    (0.71)        1.78        (0.08)       (1.41)        0.62         0.47
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                      0.27         3.95         1.99         0.44         2.55         2.25
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  40.75     $  40.48     $  36.53     $  34.54     $  34.10     $  31.55
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                     0.67 %      10.81 %       5.76 %       1.29 %       8.08 %       7.68 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                       (1.34)%      (1.24)%      (1.20)%      (1.12)%      (1.10)%      (1.04)%
                          Investment Income--net          4.89 %       5.62 %       5.90 %       5.40 %       5.92 %       5.86 %
                        Portfolio Turnover Rate+         24.86 %      18.34 %      14.39 %      50.51 %     107.30 %      67.95 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 42,311     $ 43,019     $ 51,805     $ 62,524     $ 59,718     $ 68,389

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                                                      SHORT-TERM
                                                                                   INVESTMENT FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2002      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2001    9/30/2000    9/30/1999    9/30/1998    9/30/1997
                                                     -----------   ---------    ---------    ---------    ---------    ---------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  25.88     $  24.56     $  23.28     $  22.31     $  21.23     $  20.24
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net            0.29         1.19         1.26         1.05         1.06         0.97
                        Net realized and unrealized
                          gain (loss) on
                          investments                    (0.13)        0.13         0.02        (0.08)        0.02         0.02
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                      0.16         1.32         1.28         0.97         1.08         0.99
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  26.04     $  25.88     $  24.56     $  23.28     $  22.31     $  21.23
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                     0.62 %       5.37 %       5.50 %       4.35 %       5.09 %       4.89 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                       (0.80)%      (0.80)%      (0.80)%      (0.80)%      (0.80)%      (0.80)%
                          Investment Income--net          2.26 %       4.68 %       5.28 %       4.63 %       4.89 %       4.67 %
                        Decrease in above expense
                          ratio due to fee waiver         0.77 %       0.70 %       0.64 %       0.46 %       0.50 %       0.45 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 18,946     $ 20,646     $ 19,170     $ 27,286     $ 32,385     $ 27,021

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                 OFFICERS
                 ---------------------------------------------------------------
                 William Dannecker, President
                 James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer
                 Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
                 C. Paul Tyborowski, Executive Vice President
                 Heidi Viceconte, Vice President and Treasurer
                 Durando J. Saccente, Senior Vice President
                 Veronica A. Fisher, Vice President and Assistant Treasurer Deborah A. DaGiau, Vice President
                 Stephen A. Hughes, Vice President
                 Kenneth Berkson, First Vice President
                 G. Michael Morgenroth, First Vice President
                 Barbara L. Schenk, First Vice President

                 CONSULTANTS
                 ---------------------------------------------------------------
                 Actuarial--Retirement System Consultants Inc.
                 Administrative and Recordkeeping--Retirement System Consultants Inc.
                 Investments--Hewitt Investment Group (a Division of Hewitt Associates, LLC)

                 INVESTMENT MANAGERS
                 ---------------------------------------------------------------
                 Bank of Ireland Asset Management (U.S.) Limited
                 HLM Management Company, Inc.
                 Retirement System Investors Inc.

                 CUSTODIAN
                 ---------------------------------------------------------------
                 Custodial Trust Company

                 DISTRIBUTOR
                 ---------------------------------------------------------------
                 Retirement System Distributors Inc.

                 TRANSFER AGENT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 INDEPENDENT AUDITORS
                 ---------------------------------------------------------------
                 PricewaterhouseCoopers LLP

                 COUNSEL
                 ---------------------------------------------------------------
                 Shearman & Sterling

                 BOARD OF TRUSTEES
                 ---------------------------------------------------------------
                 Herbert G. Chorbajian
                   Vice Chairman
                   Charter One Financial, Inc., Cleveland, OH

                 Candace Cox
                   Managing Director
                   Emerald Capital Advisors, LLC, New York, NY

                 James P. Cronin
                   President, Treasurer and Chief Executive Officer The Dime Savings Bank of Norwich, Norwich, CT

                 William Dannecker
                   President and Chief Executive Officer
                   Retirement System Group Inc., New York, NY

                 Ralph L. Hodgkins, Jr.
                   Retired Chief Executive Officer
                   Mid Maine Savings Bank, FSB, Auburn, ME

                 Maurice E. Kinkade
                   Retired Director of Development
                   Maplebrook School, Amenia, NY

                 Willliam G. Lillis
                   Real Estate Consultant

                 Joseph L. Mancino
                   Chairman and Chief Executive Officer
                   The Roslyn Savings Bank, Jericho, NY

                 William A. McKenna, Jr.
                   Chairman and Chief Executive Officer
                   Ridgewood Savings Bank, Ridgewood, NY

                 William L. Schrauth
                   Interim Executive Director
                   The Community Foundation of
                   Herkimer & Oneida Counties, Inc., Utica, NY

                 William E. Swan
                   Chairman, President and Chief Executive Officer First Niagara Bank, Lockport, NY

                 Raymond L. Willis
                   Private Investments

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                 NOTES
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                                                            Broker/Dealer:
                                                          RETIREMENT SYSTEM
                                                          Distributors Inc.

                                                         317 Madison Avenue
                                                       New York, NY  10017-5201
                                                             800-772-3615

                                                           www.rsgroup.com